NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
	831,915 shares (cost $22,190,208)	$24,757,804
Global Allocation V.I. Fund - Class II (MLVGA2)
	93,843 shares (cost $1,542,853)	1,518,380
Stock Index Fund, Inc. - Initial Shares (DSIF)
	223,284 shares (cost $6,460,733)	10,045,538
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
	306,735 shares (cost $1,260,133)	1,772,927
Balanced Portfolio: Service Shares (JABS)
	72,271 shares (cost $2,138,186)	2,382,779
Forty Portfolio: Service Shares (JACAS)
	109,558 shares (cost $3,786,183)	4,295,757
Global Technology Portfolio: Service Shares (JAGTS)
	143,073 shares (cost $997,536)	1,224,707
Overseas Portfolio: Service Shares (JAIGS)
	139,845 shares (cost $5,387,131)	4,412,115
Investors Growth Stock Series - Initial Class (MIGIC)
	69,635 shares (cost $873,502)	1,116,940
Value Series - Initial Class (MVFIC)
	166,986 shares (cost $2,335,636)	3,396,495
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
	56,422 shares (cost $1,153,273)	1,209,683
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	76,436 shares (cost $790,865)	816,337
Emerging Markets Debt Portfolio - Class I (MSEM)
	25,460 shares (cost $228,963)	202,403
U.S. Real Estate Portfolio - Class I (MSVRE)
	40,796 shares (cost $728,038)	821,225
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	372,395 shares (cost $5,699,613)	7,135,095
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	35,180 shares (cost $782,107)	875,994
American Funds NVIT Bond Fund - Class II (GVABD2)
	18,799 shares (cost $213,934)	216,753
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	46,185 shares (cost $1,005,470)	1,421,581
American Funds NVIT Growth Fund - Class II (GVAGR2)
	10,312 shares (cost $602,853)	866,702
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	9,603 shares (cost $431,630)	566,844
Federated NVIT High Income Bond Fund - Class I (HIBF)
	249,036 shares (cost $1,734,052)	1,656,088
NVIT Emerging Markets Fund - Class I (GEM)
	333,516 shares (cost $3,831,954)	3,672,006
NVIT International Equity Fund - Class I (GIG)
	10,890 shares (cost $116,945)	112,163
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
	33,792 shares (cost $284,722)	345,352
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	1,446,867 shares (cost $12,541,588)	14,685,699
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
	13,347 shares (cost $150,852)	220,355
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
	31,628 shares (cost $318,017)	344,740

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2,562 shares (cost $28,066)	30,416
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
3,563 shares (cost $38,935)	43,040
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
865 shares (cost $9,429)	9,208
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
62,879 shares (cost $642,883)	756,437
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
36,501 shares (cost $402,204)	405,889
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
490 shares (cost $5,586)	5,612
NVIT Core Bond Fund - Class I (NVCBD1)
20,447 shares (cost $229,149)	223,284
NVIT Core Plus Bond Fund - Class I (NVLCP1)
1,338 shares (cost $15,341)	15,315
NVIT Nationwide Fund - Class IV (TRF4)
7,555,397 shares (cost $76,918,609)	110,459,907
NVIT Government Bond Fund - Class I (GBF)
45,973 shares (cost $516,961)	508,926
NVIT Government Bond Fund - Class IV (GBF4)
1,335,734 shares (cost $15,612,778)	14,773,222
American Century NVIT Growth Fund - Class IV (CAF4)
951,016 shares (cost $11,512,233)	21,217,166
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
363,750 shares (cost $3,182,444)	4,703,287
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,607 shares (cost $23,543)	24,862
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
590 shares (cost $9,227)	10,519
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
139,380 shares (cost $1,458,848)	1,453,731
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,141,478 shares (cost $30,003,298)	41,970,149
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
1,846,520 shares (cost $18,618,790)	25,611,226
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
257,314 shares (cost $2,727,716)	3,062,036
NVIT Mid Cap Index Fund - Class I (MCIF)
183,994 shares (cost $3,409,274)	4,616,401
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
140,362 shares (cost $1,688,237)	1,556,613
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
1,489,471 shares (cost $16,709,781)	15,013,864
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
956,365 shares (cost $11,653,992)	9,640,163
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
325,797 shares (cost $3,374,932)	4,375,455
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
377,513 shares (cost $3,824,109)	4,450,875
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,189,913 shares (cost $37,208,308)	52,709,099
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
540,167 shares (cost $5,400,059)	6,395,572
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
110,771 shares (cost $1,839,864)	2,323,986
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,327,317 shares (cost $14,474,601)	21,051,241
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
748,572 shares (cost $12,800,367)	17,546,528
NVIT Multi-Sector Bond Fund - Class I (MSBF)
187,061 shares (cost $1,689,280)	1,705,994

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT S&P 500 Index Fund - Class IV (GVEX4)
10,098,278 shares (cost $88,757,377)	144,607,335
NVIT Short Term Bond Fund - Class II (NVSTB2)
106,863 shares (cost $1,118,224)	1,108,167
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,521,668 shares (cost $73,432,283)	102,822,736
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,090 shares (cost $269,765)	243,687
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
1,031,772 shares (cost $11,188,389)	17,158,370
NVIT Real Estate Fund - Class I (NVRE1)
504,348 shares (cost $4,413,686)	4,271,831
NVIT Money Market Fund - Class IV (SAM4)
29,694,026 shares (cost $29,694,026)	29,694,026
VPS Growth and Income Portfolio - Class A (ALVGIA)
88,088 shares (cost $1,875,645)	2,646,168
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
150,370 shares (cost $2,732,783)	3,300,615
VP Income & Growth Fund - Class I (ACVIG)
201,031 shares (cost $1,383,221)	2,032,420
VP Inflation Protection Fund - Class II (ACVIP2)
192,961 shares (cost $2,179,480)	2,004,870
VP International Fund - Class I (ACVI)
28,000 shares (cost $235,415)	279,440
VP Mid Cap Value Fund - Class I (ACVMV1)
60,945 shares (cost $1,004,381)	1,209,142
VP Ultra(R) Fund - Class I (ACVU1)
4,657 shares (cost $68,505)	75,116
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
548,284 shares (cost $6,621,734)	10,088,418
Appreciation Portfolio - Initial Shares (DCAP)
59,293 shares (cost $2,215,160)	2,935,600
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
15,687 shares (cost $687,759)	749,512
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
19,498 shares (cost $117,626)	108,214
Quality Bond Fund II - Primary Shares (FQB)
203,758 shares (cost $2,326,068)	2,326,912
Equity-Income Portfolio - Initial Class (FEIP)
3,817,991 shares (cost $81,083,533)	92,662,639
High Income Portfolio - Initial Class (FHIP)
1,371,098 shares (cost $7,459,221)	7,568,460
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,781,039 shares (cost $25,784,598)	30,544,827
VIP Energy Portfolio - Service Class 2 (FNRS2)
77,852 shares (cost $1,612,908)	1,585,837
VIP Equity-Income Portfolio - Service Class (FEIS)
232,563 shares (cost $4,325,602)	5,623,378
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
23,241 shares (cost $254,873)	288,887
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
152,089 shares (cost $1,636,349)	1,937,619
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
160,597 shares (cost $1,626,267)	2,086,156
VIP Growth Portfolio - Initial Class (FGP)
2,040,699 shares (cost $68,465,183)	129,543,548
VIP Growth Portfolio - Service Class (FGS)
51,239 shares (cost $1,740,374)	3,244,460
VIP High Income Portfolio - Initial Class R (FHIPR)
897,548 shares (cost $5,168,254)	4,936,513
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2,077,640 shares (cost $26,420,936)	26,573,019

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
121,307 shares (cost $1,524,796)	1,535,741
VIP Mid Cap Portfolio - Service Class (FMCS)
325,540 shares (cost $9,443,690)	12,188,213
VIP Overseas Portfolio - Initial Class (FOP)
594,063 shares (cost $10,823,499)	11,108,984
VIP Overseas Portfolio - Initial Class R (FOPR)
1,099,189 shares (cost $17,395,110)	20,499,866
VIP Overseas Portfolio - Service Class (FOS)
2,354 shares (cost $42,814)	43,860
VIP Overseas Portfolio - Service Class R (FOSR)
164,721 shares (cost $2,528,800)	3,062,172
VIP Value Strategies Portfolio - Service Class (FVSS)
165,501 shares (cost $1,682,166)	2,508,988
Rising Dividends Securities Fund - Class 1 (FTVRDI)
235,795 shares (cost $5,196,188)	6,986,599
Small Cap Value Securities Fund - Class 1 (FTVSVI)
250,538 shares (cost $3,920,034)	5,714,778
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
172,845 shares (cost $1,707,034)	1,590,172
Templeton Foreign Securities Fund - Class 1 (TIF)
90,603 shares (cost $1,335,424)	1,389,850
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
107,069 shares (cost $2,004,947)	1,926,164
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
4,174 shares (cost $31,232)	30,972
Short Duration Bond Portfolio - I Class Shares (AMTB)
784,469 shares (cost $8,734,448)	8,362,440
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
9,330 shares (cost $257,341)	228,574
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
194,800 shares (cost $1,833,497)	3,192,766
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
32,124 shares (cost $451,024)	575,990
Socially Responsive Portfolio - I Class Shares (AMSRS)
34,091 shares (cost $460,128)	814,100
Global Securities Fund/VA - Non-Service Shares (OVGS)
281,437 shares (cost $11,416,565)	11,116,767
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
78,104 shares (cost $1,690,529)	2,625,086
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
56,101 shares (cost $1,133,552)	1,490,035
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
91,573 shares (cost $505,162)	485,336
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
18,617 shares (cost $218,982)	196,041
Low Duration Portfolio - Administrative Class (PMVLDA)
35,679 shares (cost $376,495)	377,486
Total Return Portfolio - Administrative Class (PMVTRA)
87,627 shares (cost $984,312)	981,426
VT Growth & Income Fund: Class IB (PVGIB)
14,108 shares (cost $267,072)	368,491
VT International Equity Fund: Class IB (PVTIGB)
5,716 shares (cost $66,808)	75,456
VT Voyager Fund: Class IB (PVTVB)
9,722 shares (cost $446,318)	535,075
VI American Franchise Fund - Series I Shares (ACEG)
5,247 shares (cost $209,962)	287,976
VI Value Opportunities Fund - Series I Shares (AVBVI)
17,868 shares (cost $110,010)	175,820
Health Sciences Portfolio - II (TRHS2)
48,196 shares (cost $1,454,597)	1,747,094

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
546,255 shares (cost $6,004,691)	5,096,563
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
1,713,691 shares (cost $20,357,679)	22,192,304
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
361,235 shares (cost $10,886,165)	9,164,524
Variable Insurance Fund - Equity Income Portfolio (VVEI)
145,711 shares (cost $2,333,238)	3,357,172
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
189,115 shares (cost $1,498,335)	1,539,398
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
234,731 shares (cost $3,180,836)	5,279,098
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
115,830 shares (cost $1,370,034)	1,398,065
Variable Insurance Portfolios - Asset Strategy (WRASP)
27,792 shares (cost $294,993)	302,055
Advantage VT Discovery Fund (SVDF)
46,494 shares (cost $1,294,144)	1,427,820
Advantage VT Opportunity Fund - Class 2 (SVOF)
16,205 shares (cost $298,889)	467,667
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
14,452 shares (cost $122,914)	143,938

Total Investments	$1,243,611,329

Other Accounts Receivable	1,105,774
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	673
Accounts Receivable-Appreciation Portfolio - Initial Shares (DCAP)	823
Accounts Receivable-Balanced Portfolio: Service Shares (JABS)	619
Accounts Receivable-Core Plus Fixed Income Portfolio - Class I (MSVFI)	486
Accounts Receivable-Global Technology Portfolio: Service Shares (JAGTS)	843
Accounts Receivable-Main Street Fund(R)/VA - Non-Service Shares (OVGI)	942
Accounts Receivable-Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	718
Accounts Receivable-NVIT Cardinal Balanced Fund - Class I (NVCRB1)	34
Accounts Receivable-NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	77
Accounts Receivable-Socially Responsive Portfolio - I Class Shares (AMSRS)	893
Accounts Receivable-Templeton Foreign Securities Fund - Class 1 (TIF)	923
Accounts Receivable-Total Return Portfolio - Administrative Class (PMVTRA)	857
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	1,576
Accounts Receivable-Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	594
Accounts Receivable-VI American Franchise Fund - Series I Shares (ACEG)	549
Accounts Receivable-VI Value Opportunities Fund - Series I Shares (AVBVI)	1,057
Accounts Receivable-VIP Overseas Portfolio - Service Class (FOS)	113
Accounts Receivable-VP Ultra(R) Fund - Class I (ACVU1)	162
Accounts Receivable-VPS Growth and Income Portfolio - Class A (ALVGIA)	824
Accounts Receivable-VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	1,293

Accounts Payable-Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	(112)
Accounts Payable-Emerging Markets Debt Portfolio - Class I (MSEM)	(488)
Accounts Payable-Equity-Income Portfolio - Initial Class (FEIP)	(32,486)
Accounts Payable-Federated NVIT High Income Bond Fund - Class I (HIBF)	(469)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(337)
Accounts Payable-Investors Growth Stock Series - Initial Class (MIGIC)	(1,110)
Accounts Payable-Managed Tail Risk Fund II: Primary Shares (FVCA2P)	(928)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(441)
Accounts Payable-NVIT Cardinal Conservative Fund - Class I (NVCCN1)	(28)
Accounts Payable-NVIT Core Bond Fund - Class I (NVCBD1)	(95)
Accounts Payable-NVIT Core Plus Bond Fund - Class I (NVLCP1)	(52)
Accounts Payable-NVIT Emerging Markets Fund - Class I (GEM)	(1,437)
Accounts Payable-NVIT Government Bond Fund - Class IV (GBF4)	(41,537)
Accounts Payable-NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	(486)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	(13,103)
Accounts Payable-NVIT Multi-Sector Bond Fund - Class I (MSBF)	(659)
Accounts Payable-NVIT Nationwide Fund - Class IV (TRF4)	(447,529)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Accounts Payable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	(523)
Accounts Payable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	(665)
Accounts Payable-Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	(432)
Accounts Payable-Templeton NVIT International Value Fund - Class III (NVTIV3)	(537)
Accounts Payable-Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	(454)
Accounts Payable-VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	(46)
Accounts Payable-VP International Fund - Class I (ACVI)	(656)
Accounts Payable-VT Growth & Income Fund: Class IB (PVGIB)	(625)
Accounts Payable-VT International Equity Fund: Class IB (PVTIGB)	(466)
Accounts Payable-VT Voyager Fund: Class IB (PVTVB)	(156)

$1,244,185,302

Contract Owners’ Equity:
Accumulation units	1,244,185,302

Total Contract Owners’ Equity (note 8)	$1,244,185,302

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$16,634,438	-	31,297	168,087	-	37,004	1,365	-
Mortality and expense risk charges (note 3)	(8,395,281)	(165,785)	(10,182)	(69,706)	(12,664)	(16,394)	(31,466)	(7,877)

Net investment income (loss)	8,239,157	(165,785)	21,115	98,381	(12,664)	20,610	(30,101)	(7,877)

Realized gain (loss) on investments	46,815,047	1,300,249	18,379	393,816	27,401	81,799	341,050	87,663
Change in unrealized gain (loss) on investments	(24,379,389)	(3,540,360)	(135,328)	536,670	105,861	7,731	(1,344,426)	(62,555)

Net gain (loss) on investments	22,435,658	(2,240,111)	(116,949)	930,486	133,262	89,530	(1,003,376)	25,108

Reinvested capital gains	43,456,870	2,285,672	115,024	111,083	-	62,239	1,347,956	70,846

Net increase (decrease) in contract owners’ equity resulting from operations	$74,131,685	(120,224)	19,190	1,139,950	120,598	172,379	314,479	88,077

Investment Activity:	JAIGS	MIGIC	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE	NVAMV1
Reinvested dividends	$293,551	5,581	51,036	21,192	18,707	13,575	9,303	144,145
Mortality and expense risk charges (note 3)	(34,767)	(7,070)	(23,811)	(7,754)	(4,603)	(1,668)	(4,340)	(52,301)

Net investment income (loss)	258,784	(1,489)	27,225	13,438	14,104	11,907	4,963	91,844

Realized gain (loss) on investments	(96,194)	53,802	368,926	90,668	8,716	(13,520)	85,587	372,543
Change in unrealized gain (loss) on investments	(1,164,243)	(5,928)	(175,863)	(90,387)	21,979	8,520	82,311	(434,036)

Net gain (loss) on investments	(1,260,437)	47,874	193,063	281	30,695	(5,000)	167,898	(61,493)

Reinvested capital gains	361,414	59,946	103,260	-	-	1,868	-	821,996

Net increase (decrease) in contract owners’ equity resulting from operations	$(640,239)	106,331	323,548	13,719	44,799	8,775	172,861	852,347

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG
Reinvested dividends	$5,157	3,808	10,494	5,662	3,259	74,176	38,642	2,013
Mortality and expense risk charges (note 3)	(4,149)	(2,310)	(10,976)	(9,165)	(3,004)	(10,446)	(21,233)	(588)

Net investment income (loss)	1,008	1,498	(482)	(3,503)	255	63,730	17,409	1,425

Realized gain (loss) on investments	27,932	6,317	85,558	280,495	28,428	(2,281)	(34,834)	36
Change in unrealized gain (loss) on investments	(558)	2,577	(72,029)	(198,655)	7,461	(74,719)	(134,224)	(4,782)

Net gain (loss) on investments	27,374	8,894	13,529	81,840	35,889	(77,000)	(169,058)	(4,746)

Reinvested capital gains	848	2,708	-	-	3,731	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,230	13,100	13,047	78,337	39,875	(13,270)	(151,649)	(3,321)

Investment Activity:	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1
Reinvested dividends	$13,624	132,475	1,888	6,776	736	1,098	210	18,512
Mortality and expense risk charges (note 3)	(2,464)	(98,112)	(1,479)	(2,076)	(234)	(307)	(67)	(5,448)

Net investment income (loss)	11,160	34,363	409	4,700	502	791	143	13,064

Realized gain (loss) on investments	6,361	751,327	4,493	19,704	445	354	40	11,353
Change in unrealized gain (loss) on investments	(21,885)	(2,306,958)	14,789	(26,882)	(570)	(897)	(210)	(13,852)

Net gain (loss) on investments	(15,524)	(1,555,631)	19,282	(7,178)	(125)	(543)	(170)	(2,499)

Reinvested capital gains	-	2,371,203	-	13,284	766	1,395	275	17,286

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,364)	849,935	19,691	10,806	1,143	1,643	248	27,851

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF	GBF4	CAF4
Reinvested dividends	$10,207	137	6,040	348	1,256,896	9,942	301,156	72,379
Mortality and expense risk charges (note 3)	(3,332)	(39)	(1,600)	(110)	(625,645)	(3,745)	(96,930)	(140,394)

Net investment income (loss)	6,875	98	4,440	238	631,251	6,197	204,226	(68,015)

Realized gain (loss) on investments	43,912	72	1,458	(27)	2,275,830	(2,919)	(153,911)	1,269,108
Change in unrealized gain (loss) on investments	(63,730)	(124)	4,808	416	8,993,573	15,335	540,294	927,132

Net gain (loss) on investments	(19,818)	(52)	6,266	389	11,269,403	12,416	386,383	2,196,240

Reinvested capital gains	33,038	144	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,095	190	10,706	627	11,900,654	18,613	590,609	2,128,225

Investment Activity:	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$77,451	409	178	27,345	715,416	437,822	54,652	47,972
Mortality and expense risk charges (note 3)	(34,222)	(146)	(74)	(12,275)	(274,127)	(193,115)	(21,004)	(32,399)

Net investment income (loss)	43,229	263	104	15,070	441,289	244,707	33,648	15,573

Realized gain (loss) on investments	198,785	876	86	28,763	2,045,573	587,876	54,524	334,525
Change in unrealized gain (loss) on investments	(52,178)	(533)	153	(39,064)	(608,123)	249,935	(27,795)	(205,906)

Net gain (loss) on investments	146,607	343	239	(10,301)	1,437,450	837,811	26,729	128,619

Reinvested capital gains	-	97	143	49,495	-	-	56,353	235,235

Net increase (decrease) in contract owners’ equity resulting from operations	$189,836	703	486	54,264	1,878,739	1,082,518	116,730	379,427

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMIG1	GVDIVI	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$17,173	285,610	464,835	21,131	53,322	-	85,070	-
Mortality and expense risk charges (note 3)	(7,891)	(73,397)	(69,255)	(31,645)	(25,007)	(347,098)	(44,977)	(15,348)

Net investment income (loss)	9,282	212,213	395,580	(10,514)	28,315	(347,098)	40,093	(15,348)

Realized gain (loss) on investments	(469)	(21,750)	(740,755)	273,050	111,844	2,551,819	327,086	133,887
Change in unrealized gain (loss) on investments	(131,623)	(1,695,917)	(743,879)	(169,227)	(88,050)	(6,959,009)	(856,077)	(381,412)

Net gain (loss) on investments	(132,092)	(1,717,667)	(1,484,634)	103,823	23,794	(4,407,190)	(528,991)	(247,525)

Reinvested capital gains	84,416	-	-	307,591	322,654	6,409,907	1,428,442	310,477

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,394)	(1,505,454)	(1,089,054)	400,900	374,763	1,655,619	939,544	47,604

Investment Activity:	SCVF4	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4
Reinvested dividends	$110,283	29,905	52,543	2,543,897	10,548	738,695	8,167	290,316
Mortality and expense risk charges (note 3)	(145,702)	(123,025)	(11,963)	(933,998)	(8,273)	(700,960)	(1,629)	(116,355)

Net investment income (loss)	(35,419)	(93,120)	40,580	1,609,899	2,275	37,735	6,538	173,961

Realized gain (loss) on investments	754,216	185,065	30,099	6,672,197	3,993	4,677,762	9,752	530,990
Change in unrealized gain (loss) on investments	(1,416,629)	(2,839,982)	(15,736)	8,362,927	(7,960)	(7,499,148)	(53,962)	682,830

Net gain (loss) on investments	(662,413)	(2,654,917)	14,363	15,035,124	(3,967)	(2,821,386)	(44,210)	1,213,820

Reinvested capital gains	1,966,078	2,732,512	-	-	-	10,850,117	11,056	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,268,246	(15,525)	54,943	16,645,023	(1,692)	8,066,466	(26,616)	1,387,781

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$120,741	-	32,912	23,242	37,764	26,726	5,885	14,555
Mortality and expense risk charges (note 3)	(28,630)	(212,070)	(17,717)	(22,813)	(13,151)	(14,490)	(1,943)	(8,392)

Net investment income (loss)	92,111	(212,070)	15,195	429	24,613	12,236	3,942	6,163

Realized gain (loss) on investments	224,705	8	408,918	123,412	131,687	(12,699)	26,611	96,473
Change in unrealized gain (loss) on investments	(347,482)	-	(225,932)	(240,852)	46,179	1,917	(47,568)	(1,551)

Net gain (loss) on investments	(122,777)	8	182,986	(117,440)	177,866	(10,782)	(20,957)	94,922

Reinvested capital gains	997,516	-	-	383,368	-	51,730	-	83,724

Net increase (decrease) in contract owners’ equity resulting from operations	$966,850	(212,062)	198,181	266,357	202,479	53,184	(17,015)	184,809

Investment Activity:	ACVU1	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP	FHIP
Reinvested dividends	$108	56,981	55,098	-	1,932	97,006	2,611,767	448,543
Mortality and expense risk charges (note 3)	(307)	(70,501)	(21,692)	(4,921)	(797)	(17,692)	(617,551)	(50,428)

Net investment income (loss)	(199)	(13,520)	33,406	(4,921)	1,135	79,314	1,994,216	398,115

Realized gain (loss) on investments	8,676	675,341	245,670	21,157	(1)	7,627	(75,071)	435,115
Change in unrealized gain (loss) on investments	(4,162)	(778,100)	(144,678)	(11,316)	(24,093)	(6,808)	4,069,217	(795,778)

Net gain (loss) on investments	4,514	(102,759)	100,992	9,841	(24,094)	819	3,994,146	(360,663)

Reinvested capital gains	-	541,156	81,186	-	21,166	-	1,287,071	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,315	424,877	215,584	4,920	(1,793)	80,133	7,275,433	37,452

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FAMP	FNRS2	FEIS	FF10S	FF20S	FF30S	FGP	FGS
Reinvested dividends	$463,266	12,081	154,752	4,425	30,570	30,515	239,297	2,989
Mortality and expense risk charges (note 3)	(202,892)	(13,404)	(41,199)	(2,071)	(13,306)	(14,588)	(858,920)	(24,517)

Net investment income (loss)	260,374	(1,323)	113,553	2,354	17,264	15,927	(619,623)	(21,528)

Realized gain (loss) on investments	500,716	86,166	29,877	2,570	37,597	8,287	8,255,880	134,082
Change in unrealized gain (loss) on investments	(626,676)	(339,440)	187,867	691	(14,615)	16,408	5,458,470	208,777

Net gain (loss) on investments	(125,960)	(253,274)	217,744	3,261	22,982	24,695	13,714,350	342,859

Reinvested capital gains	1,439,914	20,950	77,772	4,510	33,007	38,486	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,574,328	(233,647)	409,069	10,125	73,253	79,108	13,094,727	321,331

Investment Activity:	FHIPR	FIGBP	FIGBS	FMCS	FOP	FOPR	FOS	FOSR
Reinvested dividends	$291,246	577,374	32,818	19,397	158,576	286,627	585	39,424
Mortality and expense risk charges (note 3)	(35,995)	(189,280)	(11,336)	(85,863)	(80,060)	(149,829)	(385)	(23,161)

Net investment income (loss)	255,251	388,094	21,482	(66,466)	78,516	136,798	200	16,263

Realized gain (loss) on investments	43,005	290,472	4,488	401,729	(252,310)	(384,320)	(785)	(3,699)
Change in unrealized gain (loss) on investments	(266,443)	700,310	46,420	31,553	(960,620)	(1,755,352)	(4,303)	(299,149)

Net gain (loss) on investments	(223,438)	990,782	50,908	433,282	(1,212,930)	(2,139,672)	(5,088)	(302,848)

Reinvested capital gains	-	11,084	599	289,257	3,367	5,701	14	780

Net increase (decrease) in contract owners’ equity resulting from operations	$31,813	1,389,960	72,989	656,073	(1,131,047)	(1,997,173)	(4,874)	(285,805)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FVSS	FTVRDI	FTVSVI	FTVDM2	TIF	FTVGI2	FTVFA2	AMTB
Reinvested dividends	$23,157	109,483	50,581	25,641	33,589	129,801	2,157	144,620
Mortality and expense risk charges (note 3)	(16,568)	(49,924)	(41,563)	(8,214)	(10,008)	(11,916)	(489)	(56,530)

Net investment income (loss)	6,589	59,559	9,018	17,427	23,581	117,885	1,668	88,090

Realized gain (loss) on investments	140,636	696,335	541,245	(1,245)	130,992	(29,487)	4,965	(44,283)
Change in unrealized gain (loss) on investments	(13,051)	(316,662)	(982,184)	(116,863)	(330,908)	(78,783)	(4,149)	(47,862)

Net gain (loss) on investments	127,585	379,673	(440,939)	(118,108)	(199,916)	(108,270)	816	(92,145)

Reinvested capital gains	-	135,695	440,051	-	-	-	66	-

Net increase (decrease) in contract owners’ equity resulting from operations	$134,174	574,927	8,130	(100,681)	(176,335)	9,615	2,550	(4,055)

Investment Activity:	AMINS	AMCG	AMTP	AMFAS	AMSRS	OVGS	OVGI	OVSC
Reinvested dividends	$9	-	23,061	-	2,952	124,488	20,972	12,059
Mortality and expense risk charges (note 3)	(17)	(1,687)	(19,790)	(3,783)	(5,260)	(57,567)	(18,685)	(9,530)

Net investment income (loss)	(8)	(1,687)	3,271	(3,783)	(2,308)	66,921	2,287	2,529

Realized gain (loss) on investments	413	68,713	318,784	18,694	42,380	349,032	171,069	156,445
Change in unrealized gain (loss) on investments	(465)	(141,728)	(30,416)	(48,598)	32,929	(739,850)	17,269	(206,308)

Net gain (loss) on investments	(52)	(73,015)	288,368	(29,904)	75,309	(390,818)	188,338	(49,863)

Reinvested capital gains	-	92,030	-	51,391	-	507,880	50,695	193,739

Net increase (decrease) in contract owners’ equity resulting from operations	$(60)	17,328	291,639	17,704	73,001	183,983	241,320	146,405

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	OVSB	PMVFBA	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	ACEG
Reinvested dividends	$20,752	4,291	4,769	22,174	3,746	756	4,830	119
Mortality and expense risk charges (note 3)	(3,629)	(1,541)	(3,200)	(6,458)	(2,337)	(516)	(4,701)	(1,911)

Net investment income (loss)	17,123	2,750	1,569	15,716	1,409	240	129	(1,792)

Realized gain (loss) on investments	(1,818)	(978)	1,937	(12,982)	13,366	1,600	154,732	10,513
Change in unrealized gain (loss) on investments	(2,861)	(2,922)	(2,595)	33,399	14,673	(7,906)	(101,078)	12,130

Net gain (loss) on investments	(4,679)	(3,900)	(658)	20,417	28,039	(6,306)	53,654	22,643

Reinvested capital gains	-	578	-	-	-	-	12,394	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,444	(572)	911	36,133	29,448	(6,066)	66,177	20,851

Investment Activity:	AVBVI	TRHS2	VWBF	VWEM	VWHA	VVEI	VVHYB	VVMCI
Reinvested dividends	$2,425	-	300,327	125,601	11,820	67,028	82,656	47,539
Mortality and expense risk charges (note 3)	(996)	(9,036)	(37,546)	(157,810)	(81,736)	(27,556)	(15,497)	(48,682)

Net investment income (loss)	1,429	(9,036)	262,781	(32,209)	(69,916)	39,472	67,159	(1,143)

Realized gain (loss) on investments	2,146	178,577	(192,788)	416,071	58,964	60,654	74,538	147,721
Change in unrealized gain (loss) on investments	6,247	58,451	(436,785)	(3,466,393)	(2,314,151)	60,412	(92,152)	273,434

Net gain (loss) on investments	8,393	237,028	(629,573)	(3,050,322)	(2,255,187)	121,066	(17,614)	421,155

Reinvested capital gains	-	126,818	479,982	2,867,337	-	138,887	-	188,253

Net increase (decrease) in contract owners’ equity resulting from operations	$9,822	354,810	113,190	(215,194)	(2,325,103)	299,425	49,545	608,265

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VVHGB	WRASP	SVDF	SVOF	WFVSCG	OVGS3	FTVDM3	FTVGI3
Reinvested dividends	$33,296	1,593	-	264	-	-	-	-
Mortality and expense risk charges (note 3)	(12,994)	(2,520)	(9,468)	(2,936)	(1,171)	(24,400)	(4,140)	(6,007)

Net investment income (loss)	20,302	(927)	(9,468)	(2,672)	(1,171)	(24,400)	(4,140)	(6,007)

Realized gain (loss) on investments	4,421	14,863	44,114	37,119	4,360	3,147,947	(11,415)	42,737
Change in unrealized gain (loss) on investments	35,298	(76,671)	(227,096)	9,623	(24,634)	(3,128,665)	(41,570)	(21,164)

Net gain (loss) on investments	39,719	(61,808)	(182,982)	46,742	(20,274)	19,282	(52,985)	21,573

Reinvested capital gains	4,853	42,230	186,112	-	14,951	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$64,874	(20,505)	(6,338)	44,070	(6,494)	(5,118)	(57,125)	15,566

Investment Activity:	HIBF3	GEM3	GIG3	NVMIG3	GVDIV3	ACVVS1
Reinvested dividends	$45,725	13,645	2,348	18,854	396,890	-
Mortality and expense risk charges (note 3)	(3,588)	(6,598)	(258)	(3,719)	(34,772)	-

Net investment income (loss)	42,137	7,047	2,090	15,135	362,118	-

Realized gain (loss) on investments	(9,321)	274,504	19,491	452,081	1,355,847	44
Change in unrealized gain (loss) on investments	14,714	(384,774)	(19,674)	(453,060)	(1,858,710)	(62)

Net gain (loss) on investments	5,393	(110,270)	(183)	(979)	(502,863)	(18)

Reinvested capital gains	-	-	-	-	-	15

Net increase (decrease) in contract owners’ equity resulting from operations	$47,530	(103,223)	1,907	14,156	(140,745)	(3)

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AASCO		MLVGA2		DSIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$8,239,157	7,682,034	(165,785)	(168,808)	21,115	4,551	98,381	94,306
Realized gain (loss) on investments	46,815,047	29,932,773	1,300,249	2,002,867	18,379	19,753	393,816	(28,035)
Change in unrealized gain (loss) on investments	(24,379,389)	214,472,841	(3,540,360)	2,130,690	(135,328)	89,501	536,670	2,125,021
Reinvested capital gains	43,456,870	18,930,108	2,285,672	3,293,804	115,024	49,210	111,083	92,482

Net increase (decrease) in contract owners’ equity resulting from operations	74,131,685	271,017,756	(120,224)	7,258,553	19,190	163,015	1,139,950	2,283,774

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	127,796,203	107,993,043	1,319,799	1,394,798	293,522	224,886	920,849	1,071,906
Transfers between subaccounts (including fixed account), net (note 6)	(2,097,484)	(1,862,043)	(57,950)	(87,299)	(9)	1	(63)	1
Surrenders and Death Benefits (notes 2c and note 4)	(155,086,268)	(136,917,314)	(1,949,576)	(2,610,953)	(79,622)	(92,235)	(935,968)	(970,980)
Net policy repayments (loans) (note 5)	1,935,951	(332,251)	88,710	(137,628)	500	492	(17,957)	(92,241)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(80,645,621)	(83,821,362)	(1,545,750)	(1,643,337)	(98,123)	(107,195)	(512,219)	(523,838)
Adjustments to maintain reserves	25,908	116,082	(138)	2,592	21	18	875	449

Net equity transactions	(108,071,311)	(114,823,845)	(2,144,905)	(3,081,827)	116,289	25,967	(544,483)	(514,703)

Net change in contract owners’ equity	(33,939,626)	156,193,911	(2,265,129)	4,176,726	135,479	188,982	595,467	1,769,071
Contract owners’ equity beginning of period	1,278,124,928	1,121,931,017	27,022,875	22,846,149	1,382,939	1,193,957	9,450,492	7,681,421

Contract owners’ equity end of period	$1,244,185,302	1,278,124,928	24,757,746	27,022,875	1,518,418	1,382,939	10,045,959	9,450,492

CHANGES IN UNITS:
Beginning units	3,615,856	3,974,861	89,793	101,176	8,799	8,637	39,350	42,592
Units purchased	642,813	491,365	7,206	7,240	1,883	1,527	3,956	5,284
Units redeemed	(898,478)	(850,370)	(14,296)	(18,623)	(1,136)	(1,365)	(6,503)	(8,526)

Ending units	3,360,194	3,615,856	82,703	89,793	9,546	8,799	36,803	39,350

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IVKMG1		JABS		JACAS		JAGTS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(12,664)	(4,551)	20,610	34,285	(30,101)	(6,013)	(7,877)	(7,039)
Realized gain (loss) on investments	27,401	36,267	81,799	44,167	341,050	218,993	87,663	32,400
Change in unrealized gain (loss) on investments	105,861	428,445	7,731	241,655	(1,344,426)	914,988	(62,555)	276,624
Reinvested capital gains	-	-	62,239	116,100	1,347,956	-	70,846	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,598	460,161	172,379	436,207	314,479	1,127,968	88,077	301,985

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	53,611	187,621	374,456	399,929	279,683	313,021	295,358	263,069
Transfers between subaccounts (including fixed account), net (note 6)	(22)	-	(54)	2	(40)	(11)	(23)	(2)
Surrenders and Death Benefits (notes 2c and note 4)	(51,569)	(155,185)	(572,549)	(405,339)	(726,559)	(465,352)	(265,069)	(210,845)
Net policy repayments (loans) (note 5)	(1,707)	(5,792)	(909)	3,405	(11,659)	(4,027)	(43,203)	(40,120)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(56,425)	(57,043)	(243,086)	(221,254)	(240,501)	(237,092)	(58,385)	(56,057)
Adjustments to maintain reserves	(1,160)	787	(714)	268	(2,298)	366	(1,623)	723

Net equity transactions	(57,272)	(29,612)	(442,856)	(222,989)	(701,374)	(393,095)	(72,945)	(43,232)

Net change in contract owners’ equity	63,326	430,549	(270,477)	213,218	(386,895)	734,873	15,132	258,753
Contract owners’ equity beginning of period	1,709,007	1,278,458	2,652,637	2,439,419	4,681,584	3,946,711	1,208,732	949,979

Contract owners’ equity end of period	$1,772,333	1,709,007	2,382,160	2,652,637	4,294,689	4,681,584	1,223,864	1,208,732

CHANGES IN UNITS:
Beginning units	12,184	12,309	6,790	7,845	17,110	18,617	4,670	5,153
Units purchased	406	860	966	1,115	1,259	1,670	942	1,221
Units redeemed	(838)	(985)	(1,072)	(2,170)	(3,838)	(3,177)	(1,369)	(1,704)

Ending units	11,752	12,184	6,684	6,790	14,531	17,110	4,243	4,670

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAIGS		MIGIC		MVFIC		MVIVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$258,784	129,909	(1,489)	(619)	27,225	14,607	13,438	6,257
Realized gain (loss) on investments	(96,194)	(139,896)	53,802	51,297	368,926	255,557	90,668	105,670
Change in unrealized gain (loss) on investments	(1,164,243)	709,163	(5,928)	146,235	(175,863)	684,829	(90,387)	95,833
Reinvested capital gains	361,414	-	59,946	26,790	103,260	9,647	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(640,239)	699,176	106,331	223,703	323,548	964,640	13,719	207,760

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	255,223	440,885	125,416	158,890	359,183	339,721	160,694	485,982
Transfers between subaccounts (including fixed account), net (note 6)	(28)	(43)	(5)	-	(32)	5	133,123	181,574
Surrenders and Death Benefits (notes 2c and note 4)	(584,931)	(1,177,968)	(49,845)	(57,795)	(552,819)	(523,265)	(232,284)	(353,718)
Net policy repayments (loans) (note 5)	290,509	(18,212)	(2,899)	114	(80,653)	15,304	(39,974)	(8,719)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(295,749)	(339,425)	(73,419)	(63,454)	(181,377)	(168,915)	(33,998)	(25,309)
Adjustments to maintain reserves	1,110	(1,444)	1,842	(46)	(754)	718	396	531

Net equity transactions	(333,866)	(1,096,207)	1,090	37,709	(456,452)	(336,432)	(12,043)	280,341

Net change in contract owners’ equity	(974,105)	(397,031)	107,421	261,412	(132,904)	628,208	1,676	488,101
Contract owners’ equity beginning of period	5,387,213	5,784,244	1,010,629	749,217	3,529,385	2,901,177	1,208,461	720,360

Contract owners’ equity end of period	$4,413,108	5,387,213	1,118,050	1,010,629	3,396,481	3,529,385	1,210,137	1,208,461

CHANGES IN UNITS:
Beginning units	17,249	21,097	3,336	3,325	10,879	12,622	3,744	1,863
Units purchased	2,332	1,664	516	555	1,183	1,131	1,169	3,525
Units redeemed	(3,475)	(5,512)	(477)	(544)	(2,424)	(2,874)	(1,541)	(1,644)

Ending units	16,106	17,249	3,375	3,336	9,638	10,879	3,372	3,744

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVFI		MSEM		MSVRE		NVAMV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,104	18,465	11,907	17,918	4,963	3,926	91,844	76,915
Realized gain (loss) on investments	8,716	14,608	(13,520)	12,727	85,587	57,833	372,543	189,767
Change in unrealized gain (loss) on investments	21,979	(39,328)	8,520	(89,553)	82,311	(50,443)	(434,036)	1,405,221
Reinvested capital gains	-	-	1,868	6,463	-	-	821,996	129,313

Net increase (decrease) in contract owners’ equity resulting from operations	44,799	(6,255)	8,775	(52,445)	172,861	11,316	852,347	1,801,216

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	297,357	119,825	7,456	32,598	659,936	240,745	427,962	401,738
Transfers between subaccounts (including fixed account), net (note 6)	(2)	(78)	5	-	(8)	11	(48)	(67)
Surrenders and Death Benefits (notes 2c and note 4)	(56,755)	(92,688)	(139,713)	(233,423)	(541,093)	(280,458)	(1,033,126)	(631,665)
Net policy repayments (loans) (note 5)	(970)	13,668	(941)	(4,657)	(225)	(4,049)	(34,890)	(12,293)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(102,729)	(105,785)	(19,757)	(31,999)	(47,583)	(61,413)	(340,352)	(363,936)
Adjustments to maintain reserves	(742)	405	1,086	420	(899)	39	(825)	830

Net equity transactions	136,159	(64,653)	(151,864)	(237,061)	70,128	(105,125)	(981,279)	(605,393)

Net change in contract owners’ equity	180,958	(70,908)	(143,089)	(289,506)	242,989	(93,809)	(128,932)	1,195,823
Contract owners’ equity beginning of period	634,893	705,801	345,980	635,486	576,660	670,469	7,264,042	6,068,219

Contract owners’ equity end of period	$815,851	634,893	202,891	345,980	819,649	576,660	7,135,110	7,264,042

CHANGES IN UNITS:
Beginning units	4,254	4,783	699	871	419	463	31,874	34,777
Units purchased	901	940	3	49	247	171	1,908	2,325
Units redeemed	(1,089)	(1,469)	(131)	(221)	(212)	(215)	(6,111)	(5,228)

Ending units	4,066	4,254	571	699	454	419	27,671	31,874

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,008	2,395	1,498	3,247	(482)	(5,241)	(3,503)	(5,465)
Realized gain (loss) on investments	27,932	23,723	6,317	4,391	85,558	140,802	280,495	130,841
Change in unrealized gain (loss) on investments	(558)	58,462	2,577	(18,589)	(72,029)	203,759	(198,655)	177,802
Reinvested capital gains	848	104	2,708	94	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,230	84,684	13,100	(10,857)	13,047	339,320	78,337	303,178

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	407,757	90,270	26,166	33,724	125,723	175,793	157,443	69,265
Transfers between subaccounts (including fixed account), net (note 6)	(3)	-	-	-	(18)	-	(7)	-
Surrenders and Death Benefits (notes 2c and note 4)	38,837	(60,788)	(103,193)	(14,662)	(115,203)	(242,615)	(532,422)	(269,694)
Net policy repayments (loans) (note 5)	859	(2,861)	(11,991)	(2,393)	(15,353)	(4,710)	(25,001)	(15,670)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(53,550)	(53,594)	(19,290)	(20,865)	(74,111)	(97,741)	(46,963)	(46,586)
Adjustments to maintain reserves	(34)	56	(35)	103	(81)	137	53	46

Net equity transactions	393,866	(26,917)	(108,343)	(4,093)	(79,043)	(169,136)	(446,897)	(262,639)

Net change in contract owners’ equity	423,096	57,767	(95,243)	(14,950)	(65,996)	170,184	(368,560)	40,539
Contract owners’ equity beginning of period	452,951	395,184	312,026	326,976	1,487,574	1,317,390	1,235,312	1,194,773

Contract owners’ equity end of period	$876,047	452,951	216,783	312,026	1,421,578	1,487,574	866,752	1,235,312

CHANGES IN UNITS:
Beginning units	3,063	3,270	2,629	2,664	9,225	10,431	8,501	10,577
Units purchased	3,221	674	247	344	836	1,277	1,095	561
Units redeemed	(599)	(881)	(1,123)	(379)	(1,339)	(2,483)	(4,035)	(2,637)

Ending units	5,685	3,063	1,753	2,629	8,722	9,225	5,561	8,501

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAGI2		HIBF		GEM		GIG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$255	1,001	63,730	20,558	17,409	5,242	1,425	-
Realized gain (loss) on investments	28,428	7,119	(2,281)	4,258	(34,834)	35,857	36	-
Change in unrealized gain (loss) on investments	7,461	85,729	(74,719)	(417)	(134,224)	(55,857)	(4,782)	-
Reinvested capital gains	3,731	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,875	93,849	(13,270)	24,399	(151,649)	(14,758)	(3,321)	-

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	190,034	69,857	2,299,996	65,560	3,150,719	298,635	124,549	-
Transfers between subaccounts (including fixed account), net (note 6)	(5)	-	-	-	116,573	14	(1)	-
Surrenders and Death Benefits (notes 2c and note 4)	(21,882)	(9,831)	(868,054)	(118,954)	(246,719)	(292,120)	(5,191)	-
Net policy repayments (loans) (note 5)	(29,538)	52	9,693	6,529	2,848	13,619	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(14,747)	(14,750)	(120,679)	(44,223)	(216,579)	(72,066)	(3,870)	-
Adjustments to maintain reserves	(22)	11	1,466	(161)	226	359	7	-

Net equity transactions	123,840	45,339	1,322,422	(91,249)	2,807,068	(51,559)	115,494	-

Net change in contract owners’ equity	163,715	139,188	1,309,152	(66,850)	2,655,419	(66,317)	112,173	-
Contract owners’ equity beginning of period	403,119	263,931	347,405	414,255	1,018,024	1,084,341	-	-

Contract owners’ equity end of period	$566,834	403,119	1,656,557	347,405	3,673,443	1,018,024	112,173	-

CHANGES IN UNITS:
Beginning units	3,134	2,708	838	1,019	1,626	1,754	-	-
Units purchased	1,452	654	11,147	40	9,293	129	1,271	-
Units redeemed	(558)	(228)	(4,705)	(221)	(1,340)	(257)	(117)	-

Ending units	4,028	3,134	7,280	838	9,579	1,626	1,154	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVIE6		NVNMO1		NVNSR2		NVCRA1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,160	(535)	34,363	50,979	409	(4)	4,700	1,343
Realized gain (loss) on investments	6,361	11,593	751,327	553,052	4,493	12,780	19,704	7,114
Change in unrealized gain (loss) on investments	(21,885)	43,512	(2,306,958)	3,712,202	14,789	48,265	(26,882)	47,223
Reinvested capital gains	-	-	2,371,203	575,366	-	-	13,284	5,716

Net increase (decrease) in contract owners’ equity resulting from operations	(4,364)	54,570	849,935	4,891,599	19,691	61,041	10,806	61,396

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	10,623	44,700	720,318	1,000,429	8,494	16,771	74,463	13,319
Transfers between subaccounts (including fixed account), net (note 6)	(2)	-	(195,267)	51,459	(1)	-	(7)	-
Surrenders and Death Benefits (notes 2c and note 4)	3,063	(34,666)	(1,239,165)	(1,509,771)	(6,281)	(51,557)	(4,143)	-
Net policy repayments (loans) (note 5)	(2,933)	(2,091)	13,828	47,028	(172)	(99)	16,299	21,312
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(21,646)	(21,986)	(928,124)	(1,001,596)	(6,836)	(6,888)	(31,839)	(29,559)
Adjustments to maintain reserves	(3)	(13)	3,221	606	17	(12)	(45)	(26)

Net equity transactions	(10,898)	(14,056)	(1,625,189)	(1,411,845)	(4,779)	(41,785)	54,728	5,046

Net change in contract owners’ equity	(15,262)	40,514	(775,254)	3,479,754	14,912	19,256	65,534	66,442
Contract owners’ equity beginning of period	360,616	320,102	15,460,936	11,981,182	205,420	186,164	279,179	212,737

Contract owners’ equity end of period	$345,354	360,616	14,685,682	15,460,936	220,332	205,420	344,713	279,179

CHANGES IN UNITS:
Beginning units	3,817	3,957	90,758	102,131	1,430	1,783	2,160	2,118
Units purchased	172	585	5,944	9,597	58	134	946	674
Units redeemed	(282)	(725)	(15,539)	(20,970)	(90)	(487)	(534)	(632)

Ending units	3,707	3,817	81,163	90,758	1,398	1,430	2,572	2,160

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$502	223	791	302	143	108	13,064	6,128
Realized gain (loss) on investments	445	1,968	354	1,260	40	57	11,353	18,963
Change in unrealized gain (loss) on investments	(570)	2,131	(897)	4,668	(210)	(29)	(13,852)	64,356
Reinvested capital gains	766	660	1,395	968	275	41	17,286	16,586

Net increase (decrease) in contract owners’ equity resulting from operations	1,143	4,982	1,643	7,198	248	177	27,851	106,033

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,184	3,974	6,554	1,891	1,354	7,122	85,147	64,317
Transfers between subaccounts (including fixed account), net (note 6)	(1)	-	(1)	-	-	-	(5)	-
Surrenders and Death Benefits (notes 2c and note 4)	(229)	(11,768)	(207)	(26,673)	-	(2,208)	-	(42,548)
Net policy repayments (loans) (note 5)	(66)	(6,894)	-	-	-	-	(130)	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(3,858)	(4,538)	(1,874)	(1,012)	(1,597)	(584)	(59,676)	(48,920)
Adjustments to maintain reserves	(37)	(36)	53	(3)	(9)	68	35	21

Net equity transactions	(3,007)	(19,262)	4,525	(25,797)	(252)	4,398	25,371	(27,130)

Net change in contract owners’ equity	(1,864)	(14,280)	6,168	(18,599)	(4)	4,575	53,222	78,903
Contract owners’ equity beginning of period	32,246	46,526	36,871	55,470	9,240	4,665	703,223	624,320

Contract owners’ equity end of period	$30,382	32,246	43,039	36,871	9,236	9,240	756,445	703,223

CHANGES IN UNITS:
Beginning units	252	414	284	515	76	40	5,457	5,673
Units purchased	9	35	51	17	11	60	657	544
Units redeemed	(32)	(197)	(16)	(248)	(13)	(24)	(463)	(760)

Ending units	229	252	319	284	74	76	5,651	5,457

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,875	4,382	98	(10)	4,440	6,001	238	170
Realized gain (loss) on investments	43,912	3,449	72	3,518	1,458	1,882	(27)	556
Change in unrealized gain (loss) on investments	(63,730)	56,770	(124)	(1,477)	4,808	(19,570)	416	(1,495)
Reinvested capital gains	33,038	18,737	144	823	-	3,264	-	346

Net increase (decrease) in contract owners’ equity resulting from operations	20,095	83,338	190	2,854	10,706	(8,423)	627	(423)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	90,636	159,983	987	3,824	84,286	44,019	1,318	886
Transfers between subaccounts (including fixed account), net (note 6)	(2)	-	-	-	(2)	-	-	-
Surrenders and Death Benefits (notes 2c and note 4)	(189,531)	-	-	(35,465)	(129,168)	(34,847)	(2,144)	(13,830)
Net policy repayments (loans) (note 5)	-	-	(127)	-	(14,803)	13,727	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(32,725)	(30,942)	(878)	(1,831)	(40,481)	(42,582)	(1,192)	(1,611)
Adjustments to maintain reserves	(71)	43	12	(48)	80	-	(3)	(44,929)

Net equity transactions	(131,693)	129,084	(6)	(33,520)	(100,088)	(19,683)	(2,021)	(59,484)

Net change in contract owners’ equity	(111,598)	212,422	184	(30,666)	(89,382)	(28,106)	(1,394)	(59,907)
Contract owners’ equity beginning of period	517,441	305,019	5,427	36,093	312,761	340,867	16,761	76,668

Contract owners’ equity end of period	$405,843	517,441	5,611	5,427	223,379	312,761	15,367	16,761

CHANGES IN UNITS:
Beginning units	4,001	2,911	43	316	2,493	2,646	124	553
Units purchased	694	1,354	9	32	661	463	9	7
Units redeemed	(1,674)	(264)	(9)	(305)	(1,447)	(616)	(24)	(436)

Ending units	3,021	4,001	43	43	1,707	2,493	109	124

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRF4		GBF		GBF4		CAF4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$631,251	725,410	6,197	5,971	204,226	211,835	(68,015)	(67)
Realized gain (loss) on investments	2,275,830	(910,875)	(2,919)	(29,497)	(153,911)	(91,299)	1,269,108	1,015,177
Change in unrealized gain (loss) on investments	8,993,573	25,952,478	15,335	(7,695)	540,294	(1,097,659)	927,132	3,889,023
Reinvested capital gains	-	-	-	6,494	-	184,694	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,900,654	25,767,013	18,613	(24,727)	590,609	(792,429)	2,128,225	4,904,133

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,806,658	4,345,510	48,967	446,764	998,332	2,133,954	1,149,233	1,267,896
Transfers between subaccounts (including fixed account), net (note 6)	(723,726)	(820,075)	(1)	2	(167,436)	(113,364)	(27,653)	20,097
Surrenders and Death Benefits (notes 2c and note 4)	(6,761,706)	(7,450,138)	(12,478)	(398,961)	(1,215,013)	(2,237,159)	(1,683,085)	(1,579,700)
Net policy repayments (loans) (note 5)	996,068	478,096	(7,113)	(4,943)	168,284	144,654	(74,574)	(91,051)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(4,883,024)	(4,941,141)	(35,408)	(42,677)	(1,193,312)	(1,257,095)	(1,261,336)	(1,267,299)
Adjustments to maintain reserves	53,451	64,375	50	(43)	826	75	(96)	259

Net equity transactions	(7,512,279)	(8,323,373)	(5,983)	142	(1,408,319)	(1,328,935)	(1,897,511)	(1,649,798)

Net change in contract owners’ equity	4,388,375	17,443,640	12,630	(24,585)	(817,710)	(2,121,364)	230,714	3,254,335
Contract owners’ equity beginning of period	106,519,061	89,075,421	496,379	520,964	15,632,469	17,753,833	20,986,918	17,732,583

Contract owners’ equity end of period	$110,907,436	106,519,061	509,009	496,379	14,814,759	15,632,469	21,217,632	20,986,918

CHANGES IN UNITS:
Beginning units	75,252	82,876	3,590	3,588	33,377	35,723	92,231	101,294
Units purchased	5,684	7,400	422	3,463	3,175	9,412	6,540	7,776
Units redeemed	(11,862)	(15,024)	(465)	(3,461)	(5,776)	(11,758)	(14,421)	(16,839)

Ending units	69,074	75,252	3,547	3,590	30,776	33,377	84,350	92,231

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$43,229	39,318	263	147	104	75	15,070	17,540
Realized gain (loss) on investments	198,785	123,588	876	468	86	37	28,763	34,210
Change in unrealized gain (loss) on investments	(52,178)	893,089	(533)	1,351	153	999	(39,064)	6,755
Reinvested capital gains	-	-	97	158	143	107	49,495	33,104

Net increase (decrease) in contract owners’ equity resulting from operations	189,836	1,055,995	703	2,124	486	1,218	54,264	91,609

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	415,032	421,127	12,766	3,687	2,549	515	198,207	239,112
Transfers between subaccounts (including fixed account), net (note 6)	(61)	-	-	-	-	-	(7)	-
Surrenders and Death Benefits (notes 2c and note 4)	(460,527)	(471,333)	(3)	(56)	-	-	(633,466)	(630,361)
Net policy repayments (loans) (note 5)	(44,114)	(49,344)	-	-	-	-	3,340	(19,766)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(260,926)	(292,587)	(6,115)	(4,999)	(427)	(232)	(113,400)	(242,310)
Adjustments to maintain reserves	1,258	(1,005)	48	(41)	(60)	33	(255)	1,284

Net equity transactions	(349,338)	(393,142)	6,696	(1,409)	2,062	316	(545,581)	(652,041)

Net change in contract owners’ equity	(159,502)	662,853	7,399	715	2,548	1,534	(491,317)	(560,432)
Contract owners’ equity beginning of period	4,863,570	4,200,717	17,458	16,743	7,894	6,360	1,945,534	2,505,966

Contract owners’ equity end of period	$4,704,068	4,863,570	24,857	17,458	10,442	7,894	1,454,217	1,945,534

CHANGES IN UNITS:
Beginning units	20,608	22,491	113	122	45	43	13,089	17,586
Units purchased	1,877	2,153	80	25	14	3	985	1,894
Units redeemed	(3,378)	(4,036)	(38)	(34)	(2)	(1)	(5,043)	(6,391)

Ending units	19,107	20,608	155	113	57	45	9,031	13,089

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVIDM		GVDMA		GVDMC		MCIF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$441,289	432,792	244,707	251,899	33,648	28,175	15,573	17,291
Realized gain (loss) on investments	2,045,573	1,798,257	587,876	(222,353)	54,524	19,622	334,525	202,788
Change in unrealized gain (loss) on investments	(608,123)	4,074,331	249,935	4,813,899	(27,795)	191,963	(205,906)	850,490
Reinvested capital gains	-	-	-	-	56,353	35,341	235,235	106,801

Net increase (decrease) in contract owners’ equity resulting from operations	1,878,739	6,305,380	1,082,518	4,843,445	116,730	275,101	379,427	1,177,370

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,414,742	3,146,367	1,997,849	3,213,803	337,202	259,054	257,540	619,645
Transfers between subaccounts (including fixed account), net (note 6)	(305,252)	(363,240)	(231)	(16)	(11)	-	(45)	-
Surrenders and Death Benefits (notes 2c and note 4)	(4,019,842)	(3,487,751)	(3,138,322)	(1,809,533)	(123,454)	(467,330)	(478,438)	(861,011)
Net policy repayments (loans) (note 5)	74,034	495,471	(42,026)	(114,815)	300	(354)	16,804	(25,582)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(3,147,233)	(3,249,761)	(1,808,513)	(1,741,266)	(185,760)	(189,021)	(205,397)	(248,002)
Adjustments to maintain reserves	(965)	860	875	(271)	23	(826)	(1,513)	1,369

Net equity transactions	(3,984,516)	(3,458,054)	(2,990,368)	(452,098)	28,300	(398,477)	(411,049)	(513,581)

Net change in contract owners’ equity	(2,105,777)	2,847,326	(1,907,850)	4,391,347	145,030	(123,376)	(31,622)	663,789
Contract owners’ equity beginning of period	44,081,150	41,233,824	27,519,559	23,128,212	2,916,599	3,039,975	4,646,912	3,983,123

Contract owners’ equity end of period	$41,975,373	44,081,150	25,611,709	27,519,559	3,061,629	2,916,599	4,615,290	4,646,912

CHANGES IN UNITS:
Beginning units	142,974	153,614	115,628	122,683	15,416	16,600	13,022	14,971
Units purchased	13,469	17,920	8,717	11,895	1,282	1,218	945	1,776
Units redeemed	(29,884)	(28,560)	(16,696)	(18,950)	(1,696)	(2,402)	(2,018)	(3,725)

Ending units	126,560	142,974	107,649	115,628	15,002	15,416	11,949	13,022

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG1		GVDIVI		GVDIV4		NVMLG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$9,282	-	212,213	-	395,580	181,651	(10,514)	1,798
Realized gain (loss) on investments	(469)	-	(21,750)	-	(740,755)	(875,531)	273,050	178,237
Change in unrealized gain (loss) on investments	(131,623)	-	(1,695,917)	-	(743,879)	2,851,361	(169,227)	738,848
Reinvested capital gains	84,416	-	-	-	-	-	307,591	275,493

Net increase (decrease) in contract owners’ equity resulting from operations	(38,394)	-	(1,505,454)	-	(1,089,054)	2,157,481	400,900	1,194,376

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,728,380	-	13,367,346	-	138,395	187,185	270,641	515,011
Transfers between subaccounts (including fixed account), net (note 6)	27	-	3,995,900	-	(15,997)	(91,119)	(56)	(2)
Surrenders and Death Benefits (notes 2c and note 4)	(71,037)	-	(283,617)	-	(639,332)	(778,366)	(635,912)	(538,848)
Net policy repayments (loans) (note 5)	3,743	-	47,618	-	53,361	18,481	(11,792)	(8,348)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(67,911)	-	(626,993)	-	(773,500)	(849,104)	(260,484)	(266,087)
Adjustments to maintain reserves	1,815	-	18,834	-	(3,374)	4,003	1,392	(39,572)

Net equity transactions	1,595,017	-	16,519,088	-	(1,240,447)	(1,508,920)	(636,211)	(337,846)

Net change in contract owners’ equity	1,556,623	-	15,013,634	-	(2,329,501)	648,561	(235,311)	856,530
Contract owners’ equity beginning of period	-	-	-	-	11,982,767	11,334,206	4,611,613	3,755,083

Contract owners’ equity end of period	$1,556,623	-	15,013,634	-	9,653,266	11,982,767	4,376,302	4,611,613

CHANGES IN UNITS:
Beginning units	-	-	-	-	18,063	21,290	31,854	33,884
Units purchased	17,595	-	142,966	-	370	381	2,062	4,265
Units redeemed	(1,626)	-	(12,348)	-	(2,672)	(3,608)	(6,444)	(6,295)

Ending units	15,969	-	130,618	-	15,761	18,063	27,472	31,854

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLV1		NVMMG1		NVMMV2		SCGF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$28,315	20,255	(347,098)	(332,900)	40,093	26,016	(15,348)	(13,472)
Realized gain (loss) on investments	111,844	138,417	2,551,819	3,046,885	327,086	249,908	133,887	141,484
Change in unrealized gain (loss) on investments	(88,050)	607,089	(6,959,009)	9,682,651	(856,077)	1,119,475	(381,412)	451,800
Reinvested capital gains	322,654	157,021	6,409,907	3,647,190	1,428,442	257,930	310,477	104,511

Net increase (decrease) in contract owners’ equity resulting from operations	374,763	922,782	1,655,619	16,043,826	939,544	1,653,329	47,604	684,323

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,297,652	288,164	2,157,257	2,575,013	300,209	367,775	141,565	122,918
Transfers between subaccounts (including fixed account), net (note 6)	(145)	-	(53,364)	110,348	(176)	4	(53)	1
Surrenders and Death Benefits (notes 2c and note 4)	(340,882)	(544,091)	(3,688,991)	(5,108,539)	(640,100)	(390,963)	(159,524)	(171,296)
Net policy repayments (loans) (note 5)	(7,525)	3,390	(7,121)	38,713	10,106	(74,213)	218,881	6,530
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(209,749)	(196,816)	(2,675,718)	(2,787,311)	(341,442)	(354,327)	(98,345)	(94,975)
Adjustments to maintain reserves	311	37,528	356	(3,840)	(105)	200	480	(304)

Net equity transactions	739,662	(411,825)	(4,267,581)	(5,175,616)	(671,508)	(451,524)	103,004	(137,126)

Net change in contract owners’ equity	1,114,425	510,957	(2,611,962)	10,868,210	268,036	1,201,805	150,608	547,197
Contract owners’ equity beginning of period	3,336,876	2,825,919	55,320,207	44,451,997	6,127,545	4,925,740	2,173,172	1,625,975

Contract owners’ equity end of period	$4,451,301	3,336,876	52,708,245	55,320,207	6,395,581	6,127,545	2,323,780	2,173,172

CHANGES IN UNITS:
Beginning units	23,337	25,563	247,024	277,437	39,246	42,495	8,713	9,378
Units purchased	9,540	2,719	15,337	19,868	2,089	3,447	1,749	749
Units redeemed	(3,528)	(4,945)	(36,038)	(50,281)	(6,073)	(6,696)	(1,271)	(1,414)

Ending units	29,349	23,337	226,323	247,024	35,262	39,246	9,191	8,713

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF4		SCF4		MSBF		GVEX4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(35,419)	27,986	(93,120)	(93,661)	40,580	48,768	1,609,899	1,506,224
Realized gain (loss) on investments	754,216	406,540	185,065	(38,470)	30,099	68,578	6,672,197	7,750,894
Change in unrealized gain (loss) on investments	(1,416,629)	6,196,578	(2,839,982)	5,986,102	(15,736)	(150,282)	8,362,927	25,375,858
Reinvested capital gains	1,966,078	-	2,732,512	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,268,246	6,631,104	(15,525)	5,853,971	54,943	(32,936)	16,645,023	34,632,976

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	876,881	1,384,449	1,073,198	1,100,928	240,598	262,130	8,531,891	8,892,722
Transfers between subaccounts (including fixed account), net (note 6)	(43,758)	333,410	7,682	(163,881)	(9)	(1)	244,952	843,993
Surrenders and Death Benefits (notes 2c and note 4)	(2,511,778)	(2,186,318)	(1,400,764)	(1,813,395)	(192,969)	(331,220)	(9,169,964)	(12,349,316)
Net policy repayments (loans) (note 5)	58,559	(53,734)	(82,715)	(67,126)	13,359	105	(441,040)	(547,383)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,096,747)	(1,138,006)	(1,225,275)	(1,283,276)	(152,911)	(157,918)	(9,701,899)	(9,917,021)
Adjustments to maintain reserves	(265)	(45)	(109,598)	746	1,169	(1,142)	49,702	(2,350)

Net equity transactions	(2,717,108)	(1,660,244)	(1,737,472)	(2,226,004)	(90,763)	(228,046)	(10,486,358)	(13,079,355)

Net change in contract owners’ equity	(1,448,862)	4,970,860	(1,752,997)	3,627,967	(35,820)	(260,982)	6,158,665	21,553,621
Contract owners’ equity beginning of period	22,500,901	17,530,041	19,300,812	15,672,845	1,742,473	2,003,455	138,451,521	116,897,900

Contract owners’ equity end of period	$21,052,039	22,500,901	17,547,815	19,300,812	1,706,653	1,742,473	144,610,186	138,451,521

CHANGES IN UNITS:
Beginning units	63,460	70,679	57,570	65,481	8,969	9,545	204,323	226,237
Units purchased	3,965	5,722	4,992	5,297	1,272	1,606	15,049	18,519
Units redeemed	(11,783)	(12,941)	(10,587)	(13,208)	(1,570)	(2,182)	(31,451)	(40,433)

Ending units	55,642	63,460	51,975	57,570	8,671	8,969	187,921	204,323

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVSTB2		NVOLG1		NVTIV3		EIF4
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,275	4,302	37,735	99,037	6,538	2,073	173,961	(112,118)
Realized gain (loss) on investments	3,993	5,360	4,677,762	3,276,706	9,752	(2,798)	530,990	441,379
Change in unrealized gain (loss) on investments	(7,960)	(18,989)	(7,499,148)	26,086,136	(53,962)	30,439	682,830	4,490,001
Reinvested capital gains	-	1,033	10,850,117	-	11,056	1,712	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,692)	(8,294)	8,066,466	29,461,879	(26,616)	31,426	1,387,781	4,819,262

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	207,700	244,682	4,762,416	5,491,364	146,940	43,014	896,957	1,042,093
Transfers between subaccounts (including fixed account), net (note 6)	-	-	(425,383)	(1,075,462)	17,949	-	(58,111)	61,065
Surrenders and Death Benefits (notes 2c and note 4)	(328,350)	(163,290)	(9,809,630)	(9,048,442)	(86,810)	(67,047)	(1,280,246)	(2,370,953)
Net policy repayments (loans) (note 5)	677	(1,385)	(216,715)	(116,487)	613	365	(8,015)	(42,369)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(94,624)	(115,108)	(5,964,497)	(6,134,386)	(6,568)	(4,920)	(1,008,605)	(1,180,606)
Adjustments to maintain reserves	(83)	93	(282)	6,855	(80)	61,392	(2,576)	1,905

Net equity transactions	(214,680)	(35,008)	(11,654,091)	(10,876,558)	72,044	32,804	(1,460,596)	(2,488,865)

Net change in contract owners’ equity	(216,372)	(43,302)	(3,587,625)	18,585,321	45,428	64,230	(72,815)	2,330,397
Contract owners’ equity beginning of period	1,324,588	1,367,890	106,409,853	87,824,532	198,796	134,566	17,230,712	14,900,315

Contract owners’ equity end of period	$1,108,216	1,324,588	102,822,228	106,409,853	244,224	198,796	17,157,897	17,230,712

CHANGES IN UNITS:
Beginning units	12,037	12,361	369,714	411,546	1,204	953	59,533	70,875
Units purchased	2,374	3,663	22,341	29,934	813	396	4,081	5,607
Units redeemed	(4,315)	(3,987)	(62,482)	(71,766)	(685)	(145)	(9,380)	(16,949)

Ending units	10,096	12,037	329,574	369,714	1,332	1,204	54,234	59,533

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVRE1		SAM4		ALVGIA		ALVSVA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$92,111	27,185	(212,070)	(243,710)	15,195	17,221	429	(1,167)
Realized gain (loss) on investments	224,705	254,204	8	-	408,918	47,570	123,412	245,487
Change in unrealized gain (loss) on investments	(347,482)	(431,277)	-	-	(225,932)	636,107	(240,852)	459,727
Reinvested capital gains	997,516	255,379	-	-	-	-	383,368	176,045

Net increase (decrease) in contract owners’ equity resulting from operations	966,850	105,491	(212,062)	(243,710)	198,181	700,898	266,357	880,092

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	532,652	506,007	12,143,480	14,981,177	505,427	792,580	205,142	751,560
Transfers between subaccounts (including fixed account), net (note 6)	(24)	(2)	230,691	967,065	(9)	(30)	(34)	(6)
Surrenders and Death Benefits (notes 2c and note 4)	(634,238)	(462,194)	(11,643,573)	(16,069,055)	(781,194)	(92,392)	(260,898)	(625,203)
Net policy repayments (loans) (note 5)	11,724	(19,700)	(228,244)	350,634	(6,389)	(4,042)	(23,235)	13,207
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(203,866)	(202,950)	(4,089,480)	(4,343,633)	(189,750)	(198,713)	(158,537)	(160,184)
Adjustments to maintain reserves	30	220	(1,267)	2,108	(1,377)	131	252	(1,202)

Net equity transactions	(293,722)	(178,619)	(3,588,393)	(4,111,704)	(473,292)	497,534	(237,310)	(21,828)

Net change in contract owners’ equity	673,128	(73,128)	(3,800,455)	(4,355,414)	(275,111)	1,198,432	29,047	858,264
Contract owners’ equity beginning of period	3,598,835	3,671,963	33,501,766	37,857,180	2,920,455	1,722,023	3,270,275	2,412,011

Contract owners’ equity end of period	$4,271,963	3,598,835	29,701,311	33,501,766	2,645,344	2,920,455	3,299,322	3,270,275

CHANGES IN UNITS:
Beginning units	30,682	32,024	150,332	172,313	9,101	9,049	8,075	8,206
Units purchased	4,261	5,528	67,073	83,812	1,640	1,445	571	1,808
Units redeemed	(6,486)	(6,870)	(83,459)	(105,793)	(1,881)	(1,393)	(1,184)	(1,939)

Ending units	28,457	30,682	133,947	150,332	8,860	9,101	7,462	8,075

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG		ACVIP2		ACVI		ACVMV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$24,613	24,823	12,236	23,140	3,942	3,347	6,163	5,738
Realized gain (loss) on investments	131,687	73,229	(12,699)	57,723	26,611	8,797	96,473	130,198
Change in unrealized gain (loss) on investments	46,179	381,638	1,917	(413,593)	(47,568)	52,780	(1,551)	122,500
Reinvested capital gains	-	-	51,730	95,424	-	-	83,724	15,035

Net increase (decrease) in contract owners’ equity resulting from operations	202,479	479,690	53,184	(237,306)	(17,015)	64,924	184,809	273,471

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	378,955	333,863	311,921	210,670	8,434	37,084	226,939	488,821
Transfers between subaccounts (including fixed account), net (note 6)	(21)	(1)	(10)	(135)	(3)	(2)	12	(12)
Surrenders and Death Benefits (notes 2c and note 4)	(150,814)	(334,648)	(225,337)	(682,101)	(52,622)	(5,702)	(313,409)	(429,736)
Net policy repayments (loans) (note 5)	(7,906)	(1,845)	(9,624)	(3,565)	(260)	(103)	(9,019)	8,301
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(109,513)	(114,424)	(217,564)	(252,958)	(25,378)	(28,633)	(59,037)	(53,854)
Adjustments to maintain reserves	237	(417)	(759)	302	(23)	454	(196)	(63)

Net equity transactions	110,938	(117,472)	(141,373)	(727,787)	(69,852)	3,098	(154,710)	13,457

Net change in contract owners’ equity	313,417	362,218	(88,189)	(965,093)	(86,867)	68,022	30,099	286,928
Contract owners’ equity beginning of period	1,718,552	1,356,334	2,092,601	3,057,694	366,963	298,941	1,178,884	891,956

Contract owners’ equity end of period	$2,031,969	1,718,552	2,004,412	2,092,601	280,096	366,963	1,208,983	1,178,884

CHANGES IN UNITS:
Beginning units	7,219	7,703	12,680	17,193	286	306	5,341	5,224
Units purchased	1,468	1,186	1,813	2,061	13	26	1,021	2,598
Units redeemed	(1,093)	(1,670)	(2,911)	(6,574)	(72)	(46)	(1,626)	(2,481)

Ending units	7,594	7,219	11,582	12,680	227	286	4,736	5,341

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVU1		DVSCS		DCAP		DSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(199)	(3)	(13,520)	28,398	33,406	36,748	(4,921)	(3,803)
Realized gain (loss) on investments	8,676	5,976	675,341	485,038	245,670	110,413	21,157	155,485
Change in unrealized gain (loss) on investments	(4,162)	4,328	(778,100)	2,255,317	(144,678)	391,056	(11,316)	43,804
Reinvested capital gains	-	-	541,156	112,810	81,186	6,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,315	10,301	424,877	2,881,563	215,584	545,141	4,920	195,486

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	62,480	27	960,522	1,707,410	212,475	279,445	73,391	838,125
Transfers between subaccounts (including fixed account), net (note 6)	(1)	-	(307)	(3)	6	(6)	(12)	(1)
Surrenders and Death Benefits (notes 2c and note 4)	(18,426)	(6,946)	(762,882)	(1,531,294)	(382,010)	(331,775)	(141,988)	(489,935)
Net policy repayments (loans) (note 5)	-	-	(36,983)	(24,399)	(5,840)	(9,782)	395	2,572
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(2,370)	(8,721)	(458,130)	(461,256)	(180,337)	(201,684)	(25,411)	(28,238)
Adjustments to maintain reserves	(973)	1,125	(369)	(61)	(1,748)	1,507	312	(212)

Net equity transactions	40,710	(14,515)	(298,149)	(309,603)	(357,454)	(262,295)	(93,313)	322,311

Net change in contract owners’ equity	45,025	(4,214)	126,728	2,571,960	(141,870)	282,846	(88,393)	517,797
Contract owners’ equity beginning of period	29,929	34,143	9,960,289	7,388,329	3,076,647	2,793,801	838,428	320,631

Contract owners’ equity end of period	$74,954	29,929	10,087,017	9,960,289	2,934,777	3,076,647	750,035	838,428

CHANGES IN UNITS:
Beginning units	22	34	28,636	29,851	14,945	15,700	2,088	1,728
Units purchased	33	-	3,038	5,446	1,031	1,495	293	1,278
Units redeemed	(17)	(12)	(4,135)	(6,661)	(2,538)	(2,250)	(616)	(918)

Ending units	38	22	27,539	28,636	13,438	14,945	1,765	2,088

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVCA2P		FQB		FEIP		FHIP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,135	334	79,314	94,411	1,994,216	1,619,992	398,115	396,855
Realized gain (loss) on investments	(1)	2,627	7,627	20,321	(75,071)	(736,948)	435,115	38,786
Change in unrealized gain (loss) on investments	(24,093)	9,937	(6,808)	(110,421)	4,069,217	14,645,621	(795,778)	(13,198)
Reinvested capital gains	21,166	2,248	-	-	1,287,071	5,865,044	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,793)	15,146	80,133	4,311	7,275,433	21,393,709	37,452	422,443

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	7,815	20,524	323,670	561,733	5,408,853	5,776,489	946,099	335,370
Transfers between subaccounts (including fixed account), net (note 6)	(1)	-	(4)	(1)	(2,831)	(591,228)	78,957	(316,290)
Surrenders and Death Benefits (notes 2c and note 4)	(3,276)	(12,112)	(480,237)	(430,717)	(8,490,707)	(7,965,461)	(647,464)	(875,779)
Net policy repayments (loans) (note 5)	1,075	1,258	(1,812)	(12,548)	428,565	321,896	11,991	(19,037)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(7,751)	(8,853)	(212,857)	(253,490)	(6,321,820)	(6,510,185)	(624,352)	(634,654)
Adjustments to maintain reserves	689	712	(744)	94	(188)	4,619	608	(209)

Net equity transactions	(1,449)	1,529	(371,984)	(134,929)	(8,978,128)	(8,963,870)	(234,161)	(1,510,599)

Net change in contract owners’ equity	(3,242)	16,675	(291,851)	(130,618)	(1,702,695)	12,429,839	(196,709)	(1,088,156)
Contract owners’ equity beginning of period	112,384	95,709	2,618,615	2,749,233	94,397,820	81,967,981	7,765,711	8,853,867

Contract owners’ equity end of period	$109,142	112,384	2,326,764	2,618,615	92,695,125	94,397,820	7,569,002	7,765,711

CHANGES IN UNITS:
Beginning units	599	591	13,941	15,521	136,521	150,011	14,624	17,236
Units purchased	57	139	2,108	3,221	10,252	12,830	2,189	438
Units redeemed	(65)	(131)	(3,629)	(4,801)	(22,991)	(26,320)	(2,304)	(3,050)

Ending units	591	599	12,420	13,941	123,782	136,521	14,509	14,624

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FAMP		FNRS2		FEIS		FF10S
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$260,374	271,271	(1,323)	(532)	113,553	85,258	2,354	1,680
Realized gain (loss) on investments	500,716	463,562	86,166	155,657	29,877	(57,667)	2,570	56,775
Change in unrealized gain (loss) on investments	(626,676)	3,376,642	(339,440)	211,543	187,867	786,330	691	(14,510)
Reinvested capital gains	1,439,914	72,434	20,950	10,784	77,772	336,730	4,510	6,986

Net increase (decrease) in contract owners’ equity resulting from operations	1,574,328	4,183,909	(233,647)	377,452	409,069	1,150,651	10,125	50,931

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	2,297,839	2,758,988	269,180	242,198	491,577	632,368	10,642	59,543
Transfers between subaccounts (including fixed account), net (note 6)	(199,700)	(192,306)	7	-	(324)	(3)	(1)	-
Surrenders and Death Benefits (notes 2c and note 4)	(1,763,167)	(2,032,887)	(163,457)	(466,620)	(382,377)	(343,423)	(1,797)	(540,235)
Net policy repayments (loans) (note 5)	213,314	(460,152)	(2,955)	(7,451)	(27,185)	(11,152)	90	(87)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(2,628,222)	(2,619,137)	(109,767)	(116,774)	(304,753)	(336,909)	(18,251)	(35,814)
Adjustments to maintain reserves	2,176	1,583	16	(46)	(148)	286	90	11

Net equity transactions	(2,077,760)	(2,543,911)	(6,976)	(348,693)	(223,210)	(58,833)	(9,227)	(516,582)

Net change in contract owners’ equity	(503,432)	1,639,998	(240,623)	28,759	185,859	1,091,818	898	(465,651)
Contract owners’ equity beginning of period	31,049,343	29,409,345	1,826,336	1,797,577	5,437,445	4,345,627	288,021	753,672

Contract owners’ equity end of period	$30,545,911	31,049,343	1,585,713	1,826,336	5,623,304	5,437,445	288,919	288,021

CHANGES IN UNITS:
Beginning units	59,764	64,290	8,567	10,390	25,465	25,858	1,796	5,273
Units purchased	4,963	7,070	1,629	1,375	2,348	3,487	66	406
Units redeemed	(9,301)	(11,596)	(1,608)	(3,198)	(3,391)	(3,880)	(123)	(3,883)

Ending units	55,426	59,764	8,588	8,567	24,422	25,465	1,739	1,796

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FF20S		FF30S		FGP		FGS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,264	17,164	15,927	16,583	(619,623)	(430,315)	(21,528)	(15,848)
Realized gain (loss) on investments	37,597	109,073	8,287	1,767	8,255,880	7,342,924	134,082	58,660
Change in unrealized gain (loss) on investments	(14,615)	97,319	16,408	272,855	5,458,470	27,976,399	208,777	812,044
Reinvested capital gains	33,007	22,863	38,486	23,611	-	78,611	-	1,979

Net increase (decrease) in contract owners’ equity resulting from operations	73,253	246,419	79,108	314,816	13,094,727	34,967,619	321,331	856,835

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	188,856	115,379	211,948	266,952	7,972,562	7,966,894	247,762	284,954
Transfers between subaccounts (including fixed account), net (note 6)	(9)	-	(13)	-	(92,714)	(60,734)	(64)	(1)
Surrenders and Death Benefits (notes 2c and note 4)	(39,770)	(311,137)	(21,101)	(36,236)	(10,928,230)	(10,110,956)	(318,707)	(254,654)
Net policy repayments (loans) (note 5)	29,897	23,195	(2,559)	(32)	423,736	(111,781)	(12,455)	(17,263)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(115,599)	(119,122)	(79,473)	(79,267)	(8,939,261)	(8,951,498)	(188,262)	(184,148)
Adjustments to maintain reserves	(37)	137	(55)	198	48,884	7,315	80	-

Net equity transactions	63,338	(291,548)	108,747	151,615	(11,515,023)	(11,260,760)	(271,646)	(171,112)

Net change in contract owners’ equity	136,591	(45,129)	187,855	466,431	1,579,704	23,706,859	49,685	685,723
Contract owners’ equity beginning of period	1,801,015	1,846,144	1,898,332	1,431,901	127,990,257	104,283,398	3,194,802	2,509,079

Contract owners’ equity end of period	$1,937,606	1,801,015	2,086,187	1,898,332	129,569,961	127,990,257	3,244,487	3,194,802

CHANGES IN UNITS:
Beginning units	10,854	12,820	11,010	10,016	196,502	216,881	14,230	15,108
Units purchased	1,382	915	1,232	1,754	14,777	19,317	1,149	1,565
Units redeemed	(1,003)	(2,881)	(618)	(760)	(33,570)	(39,696)	(2,284)	(2,443)

Ending units	11,233	10,854	11,624	11,010	177,709	196,502	13,095	14,230

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FHIPR		FIGBP		FIGBS		FMCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$255,251	260,894	388,094	461,522	21,482	22,373	(66,466)	(33,156)
Realized gain (loss) on investments	43,005	76,162	290,472	213,924	4,488	576	401,729	53,058
Change in unrealized gain (loss) on investments	(266,443)	(89,698)	700,310	(1,811,982)	46,420	(80,362)	31,553	1,965,175
Reinvested capital gains	—	—	11,084	343,666	599	17,782	289,257	1,484,407

Net increase (decrease) in contract owners’ equity resulting from operations	31,813	247,358	1,389,960	(792,870)	72,989	(39,631)	656,073	3,469,484

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	707,487	1,235,424	1,805,955	2,299,556	139,517	153,792	826,561	1,057,569
Transfers between subaccounts (including fixed account), net (note 6)	(14)	5	215,688	(438,609)	(44)	—	(396)	4
Surrenders and Death Benefits (notes 2c and note 4)	(647,840)	(792,396)	(3,243,844)	(2,954,114)	(60,277)	(15,739)	(1,255,961)	(1,689,665)
Net policy repayments (loans) (note 5)	(31,793)	(27,023)	51,982	(73,231)	(253)	387	(27,978)	4,047
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(355,019)	(374,159)	(2,042,181)	(2,444,044)	(92,837)	(109,880)	(680,928)	(699,863)
Adjustments to maintain reserves	16	(4,566)	6,060	1,300	103	(30)	2,884	(1,798)

Net equity transactions	(327,163)	37,285	(3,206,340)	(3,609,142)	(13,791)	28,530	(1,135,818)	(1,329,706)

Net change in contract owners’ equity	(295,350)	284,643	(1,816,380)	(4,402,012)	59,198	(11,101)	(479,745)	2,139,778
Contract owners’ equity beginning of period	5,231,796	4,947,153	28,391,507	32,793,519	1,476,602	1,487,703	12,669,390	10,529,612

Contract owners’ equity end of period	$4,936,446	5,231,796	26,575,127	28,391,507	1,535,800	1,476,602	12,189,645	12,669,390

CHANGES IN UNITS:
Beginning units	35,737	35,561	81,346	87,058	9,786	9,601	26,881	30,197
Units purchased	5,310	10,275	6,326	12,514	1,008	1,528	2,099	3,008
Units redeemed	(7,488)	(10,099)	(16,079)	(18,226)	(1,097)	(1,343)	(4,068)	(6,324)

Ending units	33,559	35,737	71,593	81,346	9,697	9,786	24,912	26,881

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FOP		FOPR		FOS		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$78,516	91,682	136,798	149,034	200	271	16,263	16,051
Realized gain (loss) on investments	(252,310)	8,688	(384,320)	(1,078,256)	(785)	(1,540)	(3,699)	(64,654)
Change in unrealized gain (loss) on investments	(960,620)	3,229,651	(1,755,352)	6,481,264	(4,303)	14,995	(299,149)	775,578
Reinvested capital gains	3,367	47,739	5,701	81,217	14	200	780	10,999

Net increase (decrease) in contract owners’ equity resulting from operations	(1,131,047)	3,377,760	(1,997,173)	5,633,259	(4,874)	13,926	(285,805)	737,974

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	375,584	399,021	1,661,722	2,035,628	1,621	1,725	287,124	329,803
Transfers between subaccounts (including fixed account), net (note 6)	(61,378)	(37,748)	(97,532)	(360,124)	(1)	-	(35)	-
Surrenders and Death Benefits (notes 2c and note 4)	(1,262,975)	(1,043,617)	(1,457,218)	(2,690,985)	(3,981)	(3,489)	42,497	(165,338)
Net policy repayments (loans) (note 5)	62,077	(36,154)	6,220	98,451	(1,272)	177	(23,969)	(6,203)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(882,130)	(926,399)	(1,264,637)	(1,323,417)	(6,077)	(6,975)	(175,114)	(190,474)
Adjustments to maintain reserves	(1,712)	1,669	(3,795)	3,636	(161)	7	(146)	96

Net equity transactions	(1,770,534)	(1,643,228)	(1,155,240)	(2,236,811)	(9,871)	(8,555)	130,357	(32,116)

Net change in contract owners’ equity	(2,901,581)	1,734,532	(3,152,413)	3,396,448	(14,745)	5,371	(155,448)	705,858
Contract owners’ equity beginning of period	14,010,407	12,275,875	23,651,848	20,255,400	58,492	53,121	3,217,547	2,511,689

Contract owners’ equity end of period	$11,108,826	14,010,407	20,499,435	23,651,848	43,747	58,492	3,062,099	3,217,547

CHANGES IN UNITS:
Beginning units	24,534	28,954	110,788	121,485	234	275	18,085	18,258
Units purchased	692	682	14,346	14,217	7	9	2,694	2,357
Units redeemed	(4,625)	(5,102)	(19,868)	(24,914)	(49)	(50)	(1,894)	(2,530)

Ending units	20,601	24,534	105,266	110,788	192	234	18,885	18,085

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVRDI		FTVSVI		FTVDM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,589	2,571	59,559	71,410	9,018	45,431	17,427	-
Realized gain (loss) on investments	140,636	194,019	696,335	781,726	541,245	301,624	(1,245)	-
Change in unrealized gain (loss) on investments	(13,051)	371,798	(316,662)	897,820	(982,184)	1,333,101	(116,863)	-
Reinvested capital gains	-	-	135,695	-	440,051	95,428	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	134,174	568,388	574,927	1,750,956	8,130	1,775,584	(100,681)	-

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	295,935	345,489	964,519	1,262,944	373,823	576,429	1,793,269	-
Transfers between subaccounts (including fixed account), net (note 6)	(32)	1	(75)	(40)	(49)	(4)	(8)	-
Surrenders and Death Benefits (notes 2c and note 4)	(146,238)	(316,118)	(1,439,331)	(1,657,234)	(697,544)	(849,189)	(62,194)	-
Net policy repayments (loans) (note 5)	14,759	(23,239)	15,634	(264)	(11,051)	(25,606)	(6,298)	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(158,569)	(146,401)	(433,404)	(466,687)	(332,128)	(348,602)	(77,590)	-
Adjustments to maintain reserves	(1,195)	557	(165)	2,197	(925)	866	44,106	-

Net equity transactions	4,660	(139,711)	(892,822)	(859,084)	(667,874)	(646,106)	1,691,285	-

Net change in contract owners’ equity	138,834	428,677	(317,895)	891,872	(659,744)	1,129,478	1,590,604	-
Contract owners’ equity beginning of period	2,369,544	1,940,867	7,305,705	6,413,833	6,373,319	5,243,841	-	-

Contract owners’ equity end of period	$2,508,378	2,369,544	6,987,810	7,305,705	5,713,575	6,373,319	1,590,604	-

CHANGES IN UNITS:
Beginning units	6,902	7,354	24,591	28,081	16,434	18,139	-	-
Units purchased	779	1,349	3,589	5,363	1,306	1,811	18,767	-
Units redeemed	(950)	(1,801)	(7,217)	(8,853)	(2,722)	(3,516)	(1,817)	-

Ending units	6,731	6,902	20,963	24,591	15,018	16,434	16,950	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TIF		FTVGI2		FTVFA2		AMTB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$23,581	24,395	117,885	-	1,668	4,542	88,090	126,689
Realized gain (loss) on investments	130,992	25,360	(29,487)	-	4,965	(3,110)	(44,283)	(186,297)
Change in unrealized gain (loss) on investments	(330,908)	215,523	(78,783)	-	(4,149)	(770)	(47,862)	56,229
Reinvested capital gains	-	-	-	-	66	7,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(176,335)	265,278	9,615	-	2,550	7,679	(4,055)	(3,379)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	261,670	323,509	2,623,050	-	25,573	58,045	768,562	762,945
Transfers between subaccounts (including fixed account), net (note 6)	(28)	48	-	-	-	-	40,745	486,342
Surrenders and Death Benefits (notes 2c and note 4)	(192,868)	(54,899)	(628,804)	-	(50,111)	(26,713)	(664,862)	(457,140)
Net policy repayments (loans) (note 5)	668	10,894	(6,121)	-	-	-	5,663	35,119
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(100,402)	(131,925)	(76,602)	-	(12,223)	(4,636)	(649,488)	(709,001)
Adjustments to maintain reserves	(234)	(101)	5,011	-	80	(40)	(578)	503

Net equity transactions	(31,194)	147,526	1,916,534	-	(36,681)	26,656	(499,958)	118,768

Net change in contract owners’ equity	(207,529)	412,804	1,926,149	-	(34,131)	34,335	(504,013)	115,389
Contract owners’ equity beginning of period	1,596,456	1,183,652	-	-	65,149	30,814	8,865,858	8,750,469

Contract owners’ equity end of period	$1,388,927	1,596,456	1,926,149	-	31,018	65,149	8,361,845	8,865,858

CHANGES IN UNITS:
Beginning units	1,920	1,971	-	-	506	294	35,948	35,997
Units purchased	512	198	26,409	-	195	476	4,042	6,333
Units redeemed	(240)	(249)	(7,221)	-	(465)	(264)	(5,962)	(6,382)

Ending units	2,192	1,920	19,188	-	236	506	34,028	35,948

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMINS		AMCG		AMTP		AMFAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(8)	18	(1,687)	(1,874)	3,271	17,116	(3,783)	(3,362)
Realized gain (loss) on investments	413	101	68,713	11,295	318,784	142,622	18,694	39,816
Change in unrealized gain (loss) on investments	(465)	262	(141,728)	66,984	(30,416)	643,212	(48,598)	141,085
Reinvested capital gains	-	-	92,030	-	-	-	51,391	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60)	381	17,328	76,405	291,639	802,950	17,704	177,539

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,188	1,272	72,560	3,523	123,277	146,402	65,630	77,711
Transfers between subaccounts (including fixed account), net (note 6)	(1)	-	(8)	-	(48)	(1)	(9)	(95)
Surrenders and Death Benefits (notes 2c and note 4)	(2,703)	-	(130,019)	(52)	(398,404)	(187,803)	(10,079)	(55,732)
Net policy repayments (loans) (note 5)	-	-	(173)	(140)	14,595	2,617	(238)	4,334
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(1,080)	(1,201)	(33,555)	(29,717)	(198,242)	(188,490)	(49,282)	(46,526)
Adjustments to maintain reserves	(61)	71	(752)	1,476	662	(856)	1,135	171

Net equity transactions	(2,657)	142	(91,947)	(24,910)	(458,160)	(228,131)	7,157	(20,137)

Net change in contract owners’ equity	(2,717)	523	(74,619)	51,495	(166,521)	574,819	24,861	157,402
Contract owners’ equity beginning of period	2,717	2,194	303,634	252,139	3,359,651	2,784,832	551,794	394,392

Contract owners’ equity end of period	$-	2,717	229,015	303,634	3,193,130	3,359,651	576,655	551,794

CHANGES IN UNITS:
Beginning units	18	17	545	565	3,218	3,452	2,351	2,512
Units purchased	8	9	39	4	173	196	369	415
Units redeemed	(26)	(8)	(405)	(24)	(985)	(430)	(376)	(576)

Ending units	-	18	179	545	2,406	3,218	2,344	2,351

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMSRS		OVGS		OVGI		OVSC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(2,308)	153	66,921	8,035	2,287	8,337	2,529	2,827
Realized gain (loss) on investments	42,380	45,674	349,032	34,797	171,069	(382)	156,445	146,590
Change in unrealized gain (loss) on investments	32,929	173,324	(739,850)	219,249	17,269	592,411	(206,308)	243,266
Reinvested capital gains	-	-	507,880	-	50,695	-	193,739	14,950

Net increase (decrease) in contract owners’ equity resulting from operations	73,001	219,151	183,983	262,081	241,320	600,366	146,405	407,633

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	37,476	52,794	10,638,845	38,962	448,130	232,253	164,545	260,825
Transfers between subaccounts (including fixed account), net (note 6)	(5)	-	(27)	-	3	1	(23)	2
Surrenders and Death Benefits (notes 2c and note 4)	(38,449)	(57,116)	(482,072)	(230,589)	(401,906)	(293,662)	(151,943)	(269,010)
Net policy repayments (loans) (note 5)	(1,995)	1,351	(34,661)	1,053	2,206	(5,778)	16,908	(24,763)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(37,842)	(39,211)	(426,385)	(76,285)	(152,065)	(174,918)	(77,390)	(77,842)
Adjustments to maintain reserves	(994)	616	94,939	(114)	(1,667)	1,137	-	(173)

Net equity transactions	(41,809)	(41,566)	9,790,639	(266,973)	(105,299)	(240,967)	(47,903)	(110,961)

Net change in contract owners’ equity	31,192	177,585	9,974,622	(4,892)	136,021	359,399	98,502	296,672
Contract owners’ equity beginning of period	782,015	604,430	1,141,093	1,145,985	2,488,123	2,128,724	1,390,815	1,094,143

Contract owners’ equity end of period	$813,207	782,015	11,115,715	1,141,093	2,624,144	2,488,123	1,489,317	1,390,815

CHANGES IN UNITS:
Beginning units	2,349	2,447	2,406	2,710	12,146	13,720	3,875	4,172
Units purchased	138	248	44,799	43	1,216	1,439	342	1,072
Units redeemed	(255)	(346)	(4,460)	(347)	(1,695)	(3,013)	(651)	(1,369)

Ending units	2,232	2,349	42,745	2,406	11,667	12,146	3,566	3,875

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVSB		PMVFBA		PMVLDA		PMVTRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$17,123	21,946	2,750	2,269	1,569	3,652	15,716	18,510
Realized gain (loss) on investments	(1,818)	(690)	(978)	(550)	1,937	3,297	(12,982)	(18,715)
Change in unrealized gain (loss) on investments	(2,861)	(25,641)	(2,922)	(20,647)	(2,595)	(11,371)	33,399	(36,128)
Reinvested capital gains	-	-	578	2,117	-	-	-	9,479

Net increase (decrease) in contract owners’ equity resulting from operations	12,444	(4,385)	(572)	(16,811)	911	(4,422)	36,133	(26,854)

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	55,783	92,272	9,521	16,351	18,911	84,025	95,042	245,730
Transfers between subaccounts (including fixed account), net (note 6)	(2)	-	(1)	-	(2)	-	(15,788)	70,769
Surrenders and Death Benefits (notes 2c and note 4)	(95,259)	4,756	(12,397)	(9,787)	(109,597)	(113,998)	(103,460)	(450,644)
Net policy repayments (loans) (note 5)	(3,116)	1,230	200	160	6,058	3,734	(24,607)	6,984
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(39,039)	(33,889)	(10,905)	(11,820)	(41,973)	(44,067)	(45,607)	(58,534)
Adjustments to maintain reserves	(47)	323	(65)	41	(99)	23	(1,030)	(496)

Net equity transactions	(81,680)	64,692	(13,647)	(5,055)	(126,702)	(70,283)	(95,450)	(186,191)

Net change in contract owners’ equity	(69,236)	60,307	(14,219)	(21,866)	(125,791)	(74,705)	(59,317)	(213,045)
Contract owners’ equity beginning of period	554,909	494,602	210,238	232,104	503,237	577,942	1,039,886	1,252,931

Contract owners’ equity end of period	$485,673	554,909	196,019	210,238	377,446	503,237	980,569	1,039,886

CHANGES IN UNITS:
Beginning units	5,045	4,550	1,694	1,736	4,193	4,773	5,114	6,311
Units purchased	520	1,123	80	135	221	791	875	2,609
Units redeemed	(1,324)	(628)	(189)	(177)	(1,272)	(1,371)	(1,104)	(3,806)

Ending units	4,241	5,045	1,585	1,694	3,142	4,193	4,885	5,114

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PVGIB		PVTIGB		PVTVB		ACEG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,409	2,417	240	2,972	129	505	(1,792)	(747)
Realized gain (loss) on investments	13,366	18,192	1,600	50,572	154,732	17,581	10,513	14,786
Change in unrealized gain (loss) on investments	14,673	56,490	(7,906)	3,708	(101,078)	209,339	12,130	71,304
Reinvested capital gains	-	-	-	-	12,394	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,448	77,099	(6,066)	57,252	66,177	227,425	20,851	85,343

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	101,244	27,805	2,435	23,642	47,190	271,838	54,427	40,079
Transfers between subaccounts (including fixed account), net (note 6)	-	(3)	(1)	-	(9)	-	(14)	(2)
Surrenders and Death Benefits (notes 2c and note 4)	(10,146)	(32,179)	(1,641)	(263,248)	(469,481)	(250,318)	(12,082)	(97,415)
Net policy repayments (loans) (note 5)	(1,346)	2,286	(433)	-	883	(956)	(2,500)	(1,711)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(27,431)	(25,199)	(5,042)	(9,518)	(46,015)	(36,441)	(26,054)	(30,885)
Adjustments to maintain reserves	1,144	(1,126)	1,085	(1,428)	855	(1,249)	(72)	(631)

Net equity transactions	63,465	(28,416)	(3,597)	(250,552)	(466,577)	(17,126)	13,705	(90,565)

Net change in contract owners’ equity	92,913	48,683	(9,663)	(193,300)	(400,400)	210,299	34,556	(5,222)
Contract owners’ equity beginning of period	276,203	227,520	85,585	278,885	935,631	725,332	252,871	258,093

Contract owners’ equity end of period	$369,116	276,203	75,922	85,585	535,231	935,631	287,427	252,871

CHANGES IN UNITS:
Beginning units	1,319	1,456	200	349	2,616	3,332	1,685	2,435
Units purchased	473	170	1	13	246	453	399	362
Units redeemed	(187)	(307)	(18)	(162)	(1,027)	(1,169)	(286)	(1,112)

Ending units	1,605	1,319	183	200	1,835	2,616	1,798	1,685

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AVBVI		TRHS2		VWBF		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,429	1,250	(9,036)	(5,290)	262,781	105,096	(32,209)	215,570
Realized gain (loss) on investments	2,146	21,333	178,577	75,023	(192,788)	(49,815)	416,071	(148,491)
Change in unrealized gain (loss) on investments	6,247	20,773	58,451	181,633	(436,785)	(715,100)	(3,466,393)	2,561,355
Reinvested capital gains	-	-	126,818	41,042	479,982	1,178	2,867,337	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,822	43,356	354,810	292,408	113,190	(658,641)	(215,194)	2,628,434

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	7,073	6,078	734,917	554,206	335,806	503,360	1,137,710	1,178,644
Transfers between subaccounts (including fixed account), net (note 6)	(1)	(1)	(13)	(26)	(237,753)	(20,905)	(75,886)	(103,924)
Surrenders and Death Benefits (notes 2c and note 4)	-	(53,324)	(340,844)	(176,678)	(503,465)	(854,124)	(2,412,176)	(2,223,744)
Net policy repayments (loans) (note 5)	-	-	(402)	(5,008)	25,908	59,582	116,034	15,312
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(3,963)	(4,062)	(55,216)	(39,250)	(410,864)	(443,917)	(1,199,059)	(1,246,093)
Adjustments to maintain reserves	(1,324)	(221)	8	(103)	(801)	(373)	(4,571)	946

Net equity transactions	1,785	(51,530)	338,450	333,141	(791,169)	(756,377)	(2,437,948)	(2,378,859)

Net change in contract owners’ equity	11,607	(8,174)	693,260	625,549	(677,979)	(1,415,018)	(2,653,142)	249,575
Contract owners’ equity beginning of period	163,156	171,330	1,053,813	428,264	5,773,885	7,188,903	24,844,261	24,594,686

Contract owners’ equity end of period	$174,763	163,156	1,747,073	1,053,813	5,095,906	5,773,885	22,191,119	24,844,261

CHANGES IN UNITS:
Beginning units	87	123	4,669	2,837	15,275	16,797	49,935	54,894
Units purchased	9	7	2,962	2,953	1,276	2,516	3,287	4,290
Units redeemed	(8)	(43)	(1,692)	(1,121)	(2,679)	(4,038)	(8,279)	(9,249)

Ending units	88	87	5,939	4,669	13,872	15,275	44,943	49,935

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		VVEI		VVHYB		VVMCI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(69,916)	9,260	39,472	34,726	67,159	57,557	(1,143)	4,576
Realized gain (loss) on investments	58,964	86,357	60,654	10,004	74,538	26,623	147,721	(879)
Change in unrealized gain (loss) on investments	(2,314,151)	896,724	60,412	568,086	(92,152)	(37,522)	273,434	1,115,251
Reinvested capital gains	-	283,435	138,887	-	-	-	188,253	146,415

Net increase (decrease) in contract owners’ equity resulting from operations	(2,325,103)	1,275,776	299,425	612,816	49,545	46,658	608,265	1,265,363

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	1,098,949	1,113,575	648,772	230,014	511,731	153,752	377,148	427,456
Transfers between subaccounts (including fixed account), net (note 6)	(162,561)	(144,303)	(22)	-	(3)	-	(293)	4
Surrenders and Death Benefits (notes 2c and note 4)	(2,480,387)	(2,749,187)	(141,104)	(92,541)	(412,079)	49,393	(358,808)	(293,689)
Net policy repayments (loans) (note 5)	307,423	(159,305)	(14,017)	(6,215)	(15,799)	(1,583)	(32,031)	(10,964)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(702,838)	(781,629)	(160,564)	(155,768)	(93,904)	(95,778)	(252,281)	(268,819)
Adjustments to maintain reserves	(279)	(1,888)	(83)	209	(83)	182	284	132

Net equity transactions	(1,939,693)	(2,722,737)	332,982	(24,301)	(10,137)	105,966	(265,981)	(145,880)

Net change in contract owners’ equity	(4,264,796)	(1,446,961)	632,407	588,515	39,408	152,624	342,284	1,119,483
Contract owners’ equity beginning of period	13,429,427	14,876,388	2,724,702	2,136,187	1,499,948	1,347,324	4,936,969	3,817,486

Contract owners’ equity end of period	$9,164,631	13,429,427	3,357,109	2,724,702	1,539,356	1,499,948	5,279,253	4,936,969

CHANGES IN UNITS:
Beginning units	18,454	21,830	11,279	11,391	7,587	7,044	16,254	16,798
Units purchased	1,746	1,963	2,600	1,165	2,664	1,364	1,257	1,676
Units redeemed	(4,487)	(5,339)	(1,286)	(1,277)	(2,722)	(821)	(2,064)	(2,220)

Ending units	15,713	18,454	12,593	11,279	7,529	7,587	15,447	16,254

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VVHGB		WRASP		SVDF		SVOF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,302	19,143	(927)	2,065	(9,468)	(9,418)	(2,672)	(1,967)
Realized gain (loss) on investments	4,421	7,375	14,863	17,902	44,114	308,603	37,119	59,878
Change in unrealized gain (loss) on investments	35,298	(81,028)	(76,671)	57,544	(227,096)	168,516	9,623	60,960
Reinvested capital gains	4,853	13,791	42,230	-	186,112	46,632	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	64,874	(40,719)	(20,505)	77,511	(6,338)	514,333	44,070	118,871

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	132,721	139,521	15,014	36,388	82,599	624,096	34,609	38,093
Transfers between subaccounts (including fixed account), net (note 6)	(3)	-	-	-	(1)	-	75	2
Surrenders and Death Benefits (notes 2c and note 4)	(22,765)	77,191	(38,651)	(34,136)	(32,261)	(683,934)	(28,698)	(56,496)
Net policy repayments (loans) (note 5)	(12,609)	(1,767)	(5,175)	(3,074)	(10,143)	(2,344)	279	(17,386)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(86,899)	(92,916)	(25,680)	(29,283)	(121,965)	(142,129)	(45,959)	(49,299)
Adjustments to maintain reserves	97	72	33	31	943	(1,018)	(1,744)	364

Net equity transactions	10,542	122,101	(54,459)	(30,074)	(80,828)	(205,329)	(41,438)	(84,722)

Net change in contract owners’ equity	75,416	81,382	(74,964)	47,437	(87,166)	309,004	2,632	34,149
Contract owners’ equity beginning of period	1,322,691	1,241,309	377,049	329,612	1,515,294	1,206,290	464,362	430,213

Contract owners’ equity end of period	$1,398,107	1,322,691	302,085	377,049	1,428,128	1,515,294	466,994	464,362

CHANGES IN UNITS:
Beginning units	9,053	8,223	2,170	2,356	4,876	5,359	563	760
Units purchased	1,032	1,918	164	317	294	2,366	40	54
Units redeemed	(962)	(1,088)	(485)	(503)	(303)	(2,849)	(88)	(251)

Ending units	9,123	9,053	1,849	2,170	4,867	4,876	515	563

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WFVSCG		OVGS3		FTVDM3		FTVGI3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(1,171)	(1,158)	(24,400)	58,635	(4,140)	21,831	(6,007)	109,423
Realized gain (loss) on investments	4,360	2,633	3,147,947	33,870	(11,415)	63,460	42,737	45,888
Change in unrealized gain (loss) on investments	(24,634)	51,810	(3,128,665)	2,136,052	(41,570)	(106,136)	(21,164)	(165,055)
Reinvested capital gains	14,951	8,053	-	-	-	-	-	33,551

Net increase (decrease) in contract owners’ equity resulting from operations	(6,494)	61,338	(5,118)	2,228,557	(57,125)	(20,845)	15,566	23,807

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	3,757	4,707	254,705	808,306	57,573	320,259	30,896	342,165
Transfers between subaccounts (including fixed account), net (note 6)	(1)	-	(326)	9	20	-	(4)	(4)
Surrenders and Death Benefits (notes 2c and note 4)	(11,919)	(15,753)	(10,298,371)	(794,316)	(1,791,882)	(520,382)	(2,673,481)	(300,751)
Net policy repayments (loans) (note 5)	(15,384)	(62)	(6,968)	(50,180)	1,195	(13,328)	541	(5,116)
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(7,593)	(6,911)	(186,738)	(569,715)	(41,972)	(143,915)	(44,066)	(150,709)
Adjustments to maintain reserves	43	82	(96,098)	230	(44,137)	75	(5,012)	61

Net equity transactions	(31,097)	(17,937)	(10,333,796)	(605,666)	(1,819,203)	(357,291)	(2,691,126)	(114,354)

Net change in contract owners’ equity	(37,591)	43,401	(10,338,914)	1,622,891	(1,876,328)	(378,136)	(2,675,560)	(90,547)
Contract owners’ equity beginning of period	181,641	138,240	10,338,914	8,716,023	1,876,328	2,254,464	2,675,560	2,766,107

Contract owners’ equity end of period	$144,050	181,641	-	10,338,914	-	1,876,328	-	2,675,560

CHANGES IN UNITS:
Beginning units	727	825	48,475	51,652	10,439	12,320	13,746	14,340
Units purchased	17	23	1,415	4,865	391	2,108	181	2,033
Units redeemed	(152)	(121)	(49,890)	(8,042)	(10,830)	(3,989)	(13,927)	(2,627)

Ending units	592	727	-	48,475	-	10,439	-	13,746

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	HIBF3		GEM3		GIG3		NVMIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$42,137	87,793	7,047	13,599	2,090	(233)	15,135	8,109
Realized gain (loss) on investments	(9,321)	43,365	274,504	20,588	19,491	7,505	452,081	90,458
Change in unrealized gain (loss) on investments	14,714	(29,978)	(384,774)	(37,146)	(19,674)	10,081	(453,060)	195,240
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,530	101,180	(103,223)	(2,959)	1,907	17,353	14,156	293,807

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	708,777	266,702	84,633	270,441	4,984	23,142	50,662	201,292
Transfers between subaccounts (including fixed account), net (note 6)	-	(3)	(162,738)	13,364	-	-	(7)	(92)
Surrenders and Death Benefits (notes 2c and note 4)	(2,262,226)	(634,823)	(2,856,656)	(211,496)	(114,379)	(28,912)	(1,694,750)	(232,894)
Net policy repayments (loans) (note 5)	622	1,592	5,848	11,548	(33)	(31)	2,023	5,431
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(32,923)	(107,382)	(67,050)	(233,181)	(1,504)	(5,693)	(41,848)	(116,186)
Adjustments to maintain reserves	73	(68)	225	2,247	(43)	(10)	(1,907)	(13)

Net equity transactions	(1,585,677)	(473,982)	(2,995,738)	(147,077)	(110,975)	(11,504)	(1,685,827)	(142,462)

Net change in contract owners’ equity	(1,538,147)	(372,802)	(3,098,961)	(150,036)	(109,068)	5,849	(1,671,671)	151,345
Contract owners’ equity beginning of period	1,538,147	1,910,949	3,098,961	3,248,997	109,068	103,219	1,671,671	1,520,326

Contract owners’ equity end of period	$-	1,538,147	-	3,098,961	-	109,068	-	1,671,671

CHANGES IN UNITS:
Beginning units	8,986	11,845	13,892	14,607	966	1,069	14,305	15,670
Units purchased	4,064	1,801	498	1,961	44	255	459	2,137
Units redeemed	(13,050)	(4,660)	(14,390)	(2,676)	(1,010)	(358)	(14,764)	(3,502)

Ending units	-	8,986	-	13,892	-	966	-	14,305

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV3		ACVVS1
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$362,118	248,936	-	-
Realized gain (loss) on investments	1,355,847	(1,209,718)	44	18
Change in unrealized gain (loss) on investments	(1,858,710)	3,890,224	(62)	23
Reinvested capital gains	-	-	15	-

Net increase (decrease) in contract owners’ equity resulting from operations	(140,745)	2,929,442	(3)	41

Equity transactions:
Purchase payments received from contract owners (note 2a and 6)	461,053	1,490,487	(42)	-
Transfers between subaccounts (including fixed account), net (note 6)	(3,993,608)	(20,341)	14	-
Surrenders and Death Benefits (notes 2c and note 4)	(12,842,949)	(1,332,804)	(197)	-
Net policy repayments (loans) (note 5)	12,127	143,068	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2c)	(299,755)	(962,396)	84	(49)
Adjustments to maintain reserves	(21,900)	8	(33)	48

Net equity transactions	(16,685,032)	(681,978)	(174)	(1)

Net change in contract owners’ equity	(16,825,777)	2,247,464	(177)	40
Contract owners’ equity beginning of period	16,825,777	14,578,313	177	137

Contract owners’ equity end of period	$-	16,825,777	-	177

CHANGES IN UNITS:
Beginning units	96,918	102,107	1	1
Units purchased	3,581	13,625	-	-
Units redeemed	(100,499)	(18,814)	(1)	-

Ending units	-	96,918	-	1

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (NLICA) (The Company) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009, NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity. The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

(b) The Contracts

With certain exceptions, contract owners may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2014, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners net premiums in the accompanying statement of changes in contract owners’ equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net purchases in the statement of changes in contract owners’ equity.

For the period ended December 31, 2014 and 2013, total front-end sales charge deductions were $2,583,032 and $2,773,918, respectively. The charges were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(c) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of Face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a contract owner of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(3) Mortality and Expense Risk Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of contract owners. These charges are assessed through the daily unit value calculation.

(4) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $68,932,223 and $43,019,914, respectively, and total transfers from the Account to the fixed account were $70,394,632 and $47,058,968, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,243,611,329	$-	$-	$1,243,611,329

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)	$2,808,780	$2,832,383
Global Allocation V.I. Fund - Class II (MLVGA2)	404,090	151,642
Stock Index Fund, Inc. - Initial Shares (DSIF)	891,690	1,227,257
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	32,131	101,109
Balanced Portfolio: Service Shares (JABS)	374,418	733,925
Forty Portfolio: Service Shares (JACAS)	1,490,523	871,654
Global Technology Portfolio: Service Shares (JAGTS)	346,107	354,449
Overseas Portfolio: Service Shares (JAIGS)	1,092,866	807,599
Investors Growth Stock Series - Initial Class (MIGIC)	206,643	148,915
Value Series - Initial Class (MVFIC)	433,937	759,048
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	369,351	367,993
Core Plus Fixed Income Portfolio - Class I (MSVFI)	277,127	126,345
Emerging Markets Debt Portfolio - Class I (MSEM)	60,485	199,482
U.S. Real Estate Portfolio - Class I (MSVRE)	660,287	584,310
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,247,740	1,314,117
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	480,725	84,976
American Funds NVIT Bond Fund - Class II (GVABD2)	30,032	134,138
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	106,596	185,993
American Funds NVIT Growth Fund - Class II (GVAGR2)	142,564	592,979
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	196,898	69,053
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,347,185	962,508
NVIT Emerging Markets Fund - Class I (GEM)	3,256,450	432,377
NVIT International Equity Fund - Class I (GIG)	126,115	9,206
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	26,124	25,863
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,175,340	2,394,519
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	9,939	14,331
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	143,946	71,193
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	2,253	3,957
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	9,018	2,360
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,836	1,663
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	98,730	43,021
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	125,465	217,178
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	1,163	940
NVIT Core Bond Fund - Class I (NVCBD1)	80,140	175,870
NVIT Core Plus Bond Fund - Class I (NVLCP1)	2,260	4,041
NVIT Nationwide Fund - Class IV (TRF4)	2,653,384	9,587,743
NVIT Government Bond Fund - Class I (GBF)	47,434	47,269
NVIT Government Bond Fund - Class IV (GBF4)	797,532	2,001,039
American Century NVIT Growth Fund - Class IV (CAF4)	479,649	2,445,021
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	382,827	690,032
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	13,111	6,104
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	2,863	495
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	214,327	695,016
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	2,007,834	5,549,452
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	1,398,828	4,144,574
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	382,846	264,620
NVIT Mid Cap Index Fund - Class I (MCIF)	435,105	593,802
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,819,333	130,627
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	17,708,701	977,171
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	586,586	1,429,917
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	507,007	847,415
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,564,184	473,783
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	7,065,642	5,269,936
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,683,671	886,360
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	648,758	251,095
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	2,683,782	3,469,479
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	3,159,082	2,256,676
NVIT Multi-Sector Bond Fund - Class I (MSBF)	250,350	301,669
NVIT S&P 500 Index Fund - Class IV (GVEX4)	4,954,116	13,827,701
NVIT Short Term Bond Fund - Class II (NVSTB2)	223,846	436,200
NVIT Large Cap Growth Fund - Class I (NVOLG1)	12,470,961	13,233,839
Templeton NVIT International Value Fund - Class III (NVTIV3)	193,189	103,475
Invesco NVIT Comstock Value Fund - Class IV (EIF4)	657,527	1,942,541

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

NVIT Real Estate Fund - Class I (NVRE1)	1,593,432	797,487
NVIT Money Market Fund - Class IV (SAM4)	8,522,990	12,321,981
VPS Growth and Income Portfolio - Class A (ALVGIA)	447,885	904,538
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	536,549	390,290
VP Capital Appreciation Fund - Class I (ACVCA)	131	138
VP Income & Growth Fund - Class I (ACVIG)	368,201	232,823
VP Inflation Protection Fund - Class II (ACVIP2)	306,262	382,866
VP International Fund - Class I (ACVI)	18,671	84,561
VP Mid Cap Value Fund - Class I (ACVMV1)	296,541	361,180
VP Ultra(R) Fund - Class I (ACVU1)	62,579	21,098
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	1,286,658	1,056,535
Appreciation Portfolio - Initial Shares (DCAP)	245,085	486,116
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	96,061	194,569
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	30,659	10,500
Quality Bond Fund II - Primary Shares (FQB)	324,977	616,833
Equity-Income Portfolio - Initial Class (FEIP)	5,220,773	10,916,704
High Income Portfolio - Initial Class (FHIP)	1,362,376	1,198,859
VIP Asset Manager Portfolio - Initial Class (FAMP)	2,964,139	3,342,085
VIP Contrafund(R) Portfolio - Initial Class (FCP)	855	865
VIP Energy Portfolio - Service Class 2 (FNRS2)	291,774	279,078
VIP Equity-Income Portfolio - Service Class (FEIS)	488,398	519,912
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	18,946	21,405
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	260,235	146,526
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	249,502	86,224
VIP Growth Portfolio - Initial Class (FGP)	1,843,025	13,977,503
VIP Growth Portfolio - Service Class (FGS)	120,278	413,413
VIP High Income Portfolio - Initial Class R (FHIPR)	789,495	861,249
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)	1,662,549	4,471,985
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	125,694	117,458
VIP Mid Cap Portfolio - Service Class (FMCS)	708,610	1,624,594
VIP Overseas Portfolio - Initial Class (FOP)	371,419	2,058,908
VIP Overseas Portfolio - Initial Class R (FOPR)	1,588,303	2,598,972
VIP Overseas Portfolio - Service Class (FOS)	1,570	11,067
VIP Overseas Portfolio - Service Class R (FOSR)	352,110	204,466
VIP Value Strategies Portfolio - Service Class (FVSS)	303,001	290,588
Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,011,261	1,708,573
Small Cap Value Securities Fund - Class 1 (FTVSVI)	752,091	969,964
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	1,877,552	169,273
Templeton Foreign Securities Fund - Class 1 (TIF)	275,611	283,016
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	2,762,620	728,186
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	27,304	62,336
Short Duration Bond Portfolio - I Class Shares (AMTB)	655,733	1,067,004
International Portfolio - S Class Shares (AMINS)	1,022	3,626
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	163,032	163,887
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	132,058	587,765
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	108,736	55,117
Socially Responsive Portfolio - I Class Shares (AMSRS)	31,088	74,512
Global Securities Fund/VA - Non-Service Shares (OVGS)	11,210,522	844,525
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	457,676	508,254
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	398,297	249,954
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	63,489	128,008
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	12,329	22,589
Low Duration Portfolio - Administrative Class (PMVLDA)	21,548	146,589
Total Return Portfolio - Administrative Class (PMVTRA)	177,358	256,042
VT Growth & Income Fund: Class IB (PVGIB)	98,417	34,695
VT International Equity Fund: Class IB (PVTIGB)	3,297	7,737
VT Voyager Fund: Class IB (PVTVB)	61,635	516,553
VI American Franchise Fund - Series I Shares (ACEG)	49,743	37,767
VI Value Opportunities Fund - Series I Shares (AVBVI)	9,239	4,702
Health Sciences Portfolio - II (TRHS2)	867,122	410,997
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	1,059,923	1,108,002
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	3,758,704	3,360,245
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	1,194,904	3,205,170
Variable Insurance Fund - Equity Income Portfolio (VVEI)	735,754	224,184
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)	557,578	500,402
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	417,255	496,168
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	128,592	92,930
Variable Insurance Portfolios - Asset Strategy (WRASP)	66,252	79,450
Advantage VT Discovery Fund (SVDF)	253,238	158,395
Advantage VT Opportunity Fund - Class 2 (SVOF)	27,208	69,583
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	18,378	35,743
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)	104,380	10,462,147
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)	45,304	1,868,605
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)	17,629	2,714,683
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)	735,531	2,279,092
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)	67,950	3,056,799
NVIT International Equity Fund - Class III (obsolete) (GIG3)	6,398	115,237
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	42,402	1,713,029
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)	637,528	16,960,523
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)	15	143

Total	$150,014,865	$206,415,021

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(8) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2014	0.60% to 0.75%	82,703	$2,273.56 to $ 221.08	$24,757,746	0.00%	-0.16% to - 0.31%
2013	0.60% to 0.75%	89,793	2,277.29 to 221.77	27,022,875	0.00%	33.46% to 33.26%
2012	0.60% to 0.75%	101,176	1,706.38 to 166.42	22,846,149	0.00%	11.82% to 11.66%
2011	0.60% to 0.75%	112,712	1,525.94 to 149.05	22,501,240	0.00%	-3.76% to -3.90%
2010	0.60% to 0.75%	127,524	1,585.57 to 155.10	26,343,396	0.00%	24.54% to 24.36%
Global Allocation V.I. Fund - Class II (MLVGA2)
2014	0.75%	9,546	159.06	1,518,418	2.28%	1.20%
2013	0.75%	8,799	157.17	1,382,939	1.12%	13.70%
2012	0.75%	8,637	138.24	1,193,957	1.68%	9.32%
2011	0.75%	6,658	126.46	841,939	1.91%	-4.35%
2010	0.75%	7,341	132.20	970,493	1.81%	9.06%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.60% to 0.75%	36,803	2,591.19 to 254.62	10,045,959	1.75%	12.75% to 12.58%
2013	0.60% to 0.75%	39,350	2,298.26 to 226.18	9,450,492	1.85%	31.24% to 31.04%
2012	0.60% to 0.75%	42,592	1,751.22 to 172.60	7,681,421	2.06%	15.04% to 14.87%
2011	0.60% to 0.75%	44,596	1,522.22 to 150.26	7,134,439	1.82%	1.27% to 1.12%
2010	0.60% to 0.75%	48,256	1,503.14 to 148.59	7,804,777	2.09%	14.15% to 13.98%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.60% to 0.75%	11,752	1,431.56 to 142.58	1,772,333	0.00%	7.39% to 7.23%
2013	0.60% to 0.75%	12,184	1,333.04 to 132.97	1,709,007	0.44%	36.19% to 35.99%
2012	0.60% to 0.75%	12,309	978.77 to 97.78	1,278,458	0.00%	-2.12% to -2.22%	****
Balanced Portfolio: Service Shares (JABS)
2014	0.60% to 0.75%	6,684	2,479.81 to 243.68	2,382,160	1.46%	7.59% to 7.43%
2013	0.60% to 0.75%	6,790	2,304.86 to 226.83	2,652,637	2.03%	19.09% to 18.91%
2012	0.60% to 0.75%	7,845	1,935.46 to 190.76	2,439,419	2.53%	12.70% to 12.53%
2011	0.60% to 0.75%	8,566	1,717.43 to 169.53	2,308,774	2.26%	0.75% to 0.60%
2010	0.60% to 0.75%	11,918	1,704.65 to 168.52	2,840,838	2.69%	7.47% to 7.31%
Forty Portfolio: Service Shares (JACAS)
2014	0.60% to 0.75%	14,531	2,757.63 to 270.57	4,294,689	0.03%	7.82% to 7.66%
2013	0.60% to 0.75%	17,110	2,557.65 to 251.33	4,681,584	0.59%	30.10% to 29.91%
2012	0.60% to 0.75%	18,617	1,965.86 to 193.46	3,946,711	0.57%	23.12% to 22.93%
2011	0.60% to 0.75%	19,604	1,596.76 to 157.38	3,524,879	0.24%	-7.50% to -7.64%
2010	0.60% to 0.75%	25,408	1,726.18 to 170.39	4,842,599	0.26%	5.84% to 5.68%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.60% to 0.75%	4,243	2,517.98 to 247.06	1,223,864	0.00%	8.69% to 8.53%
2013	0.60% to 0.75%	4,670	2,316.59 to 227.64	1,208,732	0.00%	34.58% to 34.38%
2012	0.60% to 0.75%	5,153	1,721.34 to 169.40	949,979	0.00%	18.43% to 18.26%
2011	0.60% to 0.75%	687	1,453.41 to 143.25	208,526	0.00%	-9.20% to -9.34%
2010	0.60% to 0.75%	845	1,600.72 to 158.00	263,500	0.00%	23.65% to 23.47%
Overseas Portfolio: Service Shares (JAIGS)
2014	0.60% to 0.75%	16,106	2,354.80 to 231.05	4,413,108	5.84%	-12.63% to -12.76%
2013	0.60% to 0.75%	17,249	2,695.11 to 264.83	5,387,213	3.07%	13.60% to 13.43%
2012	0.60% to 0.75%	21,097	2,372.50 to 233.48	5,784,244	0.84%	12.50% to 12.33%
2011	0.60% to 0.75%	2,651	2,108.84 to 207.85	1,460,248	0.37%	-32.74% to -32.84%
2010	0.60% to 0.75%	4,134	3,135.45 to 309.49	3,125,971	0.58%	24.27% to 24.08%
Investors Growth Stock Series - Initial Class (MIGIC)
2014	0.60% to 0.75%	3,375	2,501.78 to 245.84	1,118,050	0.53%	10.79% to 10.62%
2013	0.60% to 0.75%	3,336	2,258.21 to 222.24	1,010,629	0.62%	29.51% to 29.32%
2012	0.60% to 0.75%	3,325	1,743.63 to 171.85	749,217	0.43%	16.27% to 16.10%
2011	0.60% to 0.75%	3,814	1,499.62 to 148.03	760,341	0.58%	-0.02% to -0.17%
2010	0.60% to 0.75%	3,983	1,499.96 to 148.28	786,900	0.52%	11.80% to 11.63%
Value Series - Initial Class (MVFIC)
2014	0.60% to 0.75%	9,638	2,966.91 to 291.54	3,396,481	1.49%	9.85% to 9.68%
2013	0.60% to 0.75%	10,879	2,700.90 to 265.80	3,529,385	1.16%	35.07% to 34.87%
2012	0.60% to 0.75%	12,622	1,999.57 to 197.08	2,901,177	1.59%	15.56% to 15.39%
2011	0.60% to 0.75%	12,708	1,730.27 to 170.79	2,582,973	1.45%	-0.90% to -1.05%
2010	0.60% to 0.75%	14,394	1,745.94 to 172.60	2,946,229	1.58%	10.87% to 10.70%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.60% to 0.75%	3,372	1,549.83 to 153.90	1,210,137	1.73%	0.53% to 0.38%
2013	0.60% to 0.75%	3,744	1,541.69 to 153.32	1,208,461	1.30%	26.87% to 26.68%
2012	0.60% to 0.75%	1,863	1,215.17 to 121.03	720,360	1.37%	15.24% to 15.06%
2011	0.60% to 0.75%	864	1,054.50 to 105.19	540,878	1.44%	-2.36% to -2.51%
2010	0.60% to 0.75%	368	1,080.03 to 107.90	82,482	0.00%	8.00% to 7.90%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2014	0.60% to 0.75%	4,066	1,488.68 to 146.29	815,851	2.83%	7.21% to 7.05%
2013	0.60% to 0.75%	4,254	1,388.57 to 136.65	634,893	3.56%	-0.91% to -1.06%
2012	0.60% to 0.75%	4,783	1,401.37 to 138.12	705,801	4.65%	8.78% to 8.62%
2011	0.60% to 0.75%	5,478	1,288.21 to 127.16	728,563	3.49%	5.02% to 4.86%
2010	0.60% to 0.75%	5,985	1,226.66 to 121.26	803,778	6.04%	6.50% to 6.34%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.60% to 0.75%	571	$2,236.16 to $ 219.74	$202,891	5.20%	2.31% to 2.16%
2013	0.60% to 0.75%	699	2,185.63 to 215.09	345,980	4.22%	-9.30% to -9.43%
2012	0.60% to 0.75%	871	2,409.61 to 237.49	635,486	2.88%	17.25% to 17.08%
2011	0.60% to 0.75%	857	2,055.04 to 202.85	487,248	3.59%	6.39% to 6.24%
2010	0.60% to 0.75%	914	1,931.53 to 190.94	415,297	3.91%	9.09% to 8.92%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.60% to 0.75%	454	3,704.56 to 364.03	819,649	1.33%	28.95% to 28.75%
2013	0.60% to 0.75%	419	2,872.96 to 282.73	576,660	1.20%	1.44% to 1.29%
2012	0.60% to 0.75%	463	2,832.08 to 279.13	670,469	1.09%	15.14% to 14.97%
2011	0.60% to 0.75%	506	2,459.66 to 242.79	623,871	0.81%	5.29% to 5.13%
2010	0.60% to 0.75%	577	2,336.14 to 230.94	714,297	2.24%	29.18% to 28.99%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.60% to 0.75%	27,671	2,372.63 to 235.26	7,135,110	1.95%	12.44% to 12.27%
2013	0.60% to 0.75%	31,874	2,110.10 to 209.54	7,264,042	1.86%	31.11% to 30.91%
2012	0.60% to 0.75%	34,777	1,609.41 to 160.06	6,068,219	0.98%	13.98% to 13.80%
2011	0.60% to 0.75%	39,418	1,412.07 to 140.64	5,932,300	1.54%	0.05% to -0.10%
2010	0.60% to 0.75%	49,756	1,411.43 to 140.79	7,648,927	2.08%	12.79% to 12.62%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.75%	5,685	154.10	876,047	0.90%	4.21%
2013	0.75%	3,063	147.88	452,951	1.32%	22.36%
2012	0.75%	3,270	120.85	395,184	1.48%	14.85%
2011	0.75%	4,069	105.23	428,163	1.26%	0.18%
2010	0.75%	2,613	105.04	274,470	1.53%	11.18%
American Funds NVIT Bond Fund - Class II (GVABD2)
2014	0.75%	1,753	123.66	216,783	1.25%	4.19%
2013	0.75%	2,629	118.69	312,026	1.77%	-3.30%
2012	0.75%	2,664	122.74	326,976	2.04%	4.18%
2011	0.75%	3,430	117.81	404,101	2.28%	4.94%
2010	0.75%	3,304	112.27	370,947	2.20%	5.20%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2014	0.75%	8,722	162.99	1,421,578	0.71%	1.07%
2013	0.75%	9,225	161.25	1,487,574	0.37%	27.68%
2012	0.75%	10,431	126.30	1,317,390	0.88%	21.17%
2011	0.75%	10,600	104.23	1,104,819	0.94%	-9.99%
2010	0.75%	10,796	115.79	1,250,075	0.94%	10.47%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2014	0.75%	5,561	155.86	866,752	0.47%	7.26%
2013	0.75%	8,501	145.31	1,235,312	0.30%	28.64%
2012	0.75%	10,577	112.96	1,194,773	0.23%	16.52%
2011	0.75%	10,834	96.94	1,050,273	0.26%	-5.40%
2010	0.75%	11,279	102.47	1,155,814	0.19%	17.31%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2014	0.75%	4,028	140.72	566,834	0.80%	9.40%
2013	0.75%	3,134	128.63	403,119	1.06%	31.97%
2012	0.75%	2,708	97.46	263,931	1.09%	16.19%
2011	0.75%	2,273	83.89	190,672	0.96%	-2.96%
2010	0.75%	2,232	86.45	192,953	1.24%	10.15%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.60% to 0.75%	7,280	2,070.83 to 203.49	1,656,557	4.82%	1.94% to 1.78%
2013	0.60% to 0.75%	838	2,031.48 to 199.92	347,405	5.89%	6.43% to 6.27%
2012	0.60% to 0.75%	1,019	1,908.72 to 188.12	414,255	7.54%	13.87% to 13.70%
2011	0.60% to 0.75%	1,184	1,676.23 to 165.46	412,503	8.30%	3.20% to 3.04%
2010	0.60% to 0.75%	1,509	1,624.29 to 160.57	478,346	7.72%	12.48% to 12.31%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.60% to 0.75%	9,579	3,325.78 to 326.81	3,673,443	1.27%	-6.07% to -6.21%
2013	0.60% to 0.75%	1,626	3,540.75 to 348.45	1,018,024	1.16%	0.14% to -0.01%
2012	0.60% to 0.75%	1,754	3,535.69 to 348.48	1,084,341	0.46%	16.51% to 16.34%
2011	0.60% to 0.75%	1,972	3,034.54 to 299.54	1,196,368	0.67%	-22.84% to -22.95%
2010	0.60% to 0.75%	2,239	3,932.70 to 388.77	1,931,694	0.07%	15.48% to 15.31%
NVIT International Equity Fund - Class I (GIG)
2014	0.75%	1,154	97.20	112,173	-1.75%	-2.80%	****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2014	0.65% to 0.75%	3,707	93.39 to 92.77	345,354	3.78%	-1.36% to -1.46%
2013	0.65% to 0.75%	3,817	94.68 to 94.14	360,616	0.54%	16.80% to 16.68%
2012	0.65% to 0.75%	3,957	81.06 to 80.68	320,102	0.58%	14.48% to 14.36%
2011	0.65% to 0.75%	4,469	70.81 to 70.55	315,901	1.09%	-10.58% to -10.67%
2010	0.65% to 0.75%	5,491	79.19 to 78.98	433,977	0.82%	12.27% to 12.16%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.60% to 0.75%	81,163	$1,395.14 to $ 138.13	$14,685,682	0.88%	5.96% to 5.80%
2013	0.60% to 0.75%	90,758	1,316.65 to 130.55	15,460,936	1.03%	42.96% to 42.75%
2012	0.60% to 0.75%	102,131	920.99 to 91.46	11,981,182	1.45%	16.24% to 16.07%
2011	0.60% to 0.75%	115,071	792.32 to 78.80	11,483,723	0.56%	-12.15% to -12.28%
2010	0.60% to 0.75%	138,039	901.86 to 89.83	15,384,728	0.20%	14.92% to 14.74%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2014	0.65% to 0.75%	1,398	158.26 to 157.21	220,332	0.90%	9.79% to 9.68%
2013	0.65% to 0.75%	1,430	144.15 to 143.33	205,420	0.71%	37.65% to 37.52%
2012	0.65% to 0.75%	1,783	104.72 to 104.23	186,164	1.13%	10.66% to 10.55%
2011	0.65% to 0.75%	1,762	94.63 to 94.28	166,360	0.70%	-3.89% to -3.99%
2010	0.65% to 0.75%	496	98.46 to 98.20	48,803	1.10%	22.76% to 22.64%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.75%	2,572	134.03	344,713	2.42%	3.69%
2013	0.75%	2,160	129.25	279,179	1.30%	28.68%
2012	0.75%	2,118	100.44	212,737	1.00%	15.35%
2011	0.75%	2,216	87.07	192,954	1.87%	-6.89%
2010	0.75%	3,721	93.51	347,960	0.52%	14.14%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2014	0.75%	229	132.67	30,382	2.34%	3.68%
2013	0.75%	252	127.96	32,246	1.31%	13.86%
2012	0.75%	414	112.38	46,526	2.33%	10.40%
2011	0.75%	144	101.79	14,658	2.09%	-2.00%
2010	0.75%	29	103.87	3,012	1.40%	9.64%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2014	0.75%	319	134.92	43,039	2.66%	3.92%
2013	0.75%	284	129.83	36,871	1.61%	20.54%
2012	0.75%	515	107.71	55,470	1.44%	12.88%
2011	0.75%	517	95.42	49,330	0.75%	-4.09%
2010	0.75%	3,546	99.48	352,758	0.84%	11.62%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.75%	74	124.80	9,236	2.27%	2.65%
2013	0.75%	76	121.58	9,240	2.82%	4.24%
2012	0.75%	40	116.64	4,665	2.38%	6.77%
2010	0.75%	121	108.43	13,120	1.30%	6.07%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.75%	5,651	133.86	756,445	2.54%	3.88%
2013	0.75%	5,457	128.87	703,223	1.67%	17.10%
2012	0.75%	5,673	110.05	624,320	1.54%	11.61%
2011	0.75%	6,058	98.61	597,354	2.52%	-2.98%
2010	0.75%	4,860	101.63	493,922	1.09%	10.59%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.75%	3,021	134.34	405,843	2.27%	3.88%
2013	0.75%	4,001	129.33	517,441	1.87%	23.43%
2012	0.75%	2,911	104.78	305,019	0.68%	13.81%
2011	0.75%	10,027	92.07	923,153	2.49%	-5.29%
2010	0.75%	9,650	97.21	938,030	0.88%	12.65%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.75%	43	130.50	5,611	2.46%	3.39%
2013	0.75%	43	126.21	5,427	0.72%	10.50%
2012	0.75%	316	114.22	36,093	1.00%	9.31%
2011	0.75%	294	104.49	30,721	2.68%	-1.03%
2010	0.75%	273	105.58	28,822	1.48%	8.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.65% to 0.75%	1,707	131.27 to 130.40	223,379	2.60%	4.37% to 4.27%
2013	0.65% to 0.75%	2,493	125.77 to 125.06	312,761	2.60%	-2.55% to -2.64%
2012	0.65% to 0.75%	2,646	129.06 to 128.46	340,867	3.17%	7.05% to 6.95%
2011	0.65% to 0.75%	2,500	120.55 to 120.11	301,006	3.01%	5.91% to 5.80%
2010	0.65% to 0.75%	2,643	113.83 to 113.53	300,608	3.11%	6.36% to 6.26%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2014	0.75%	109	140.98	15,367	2.32%	4.30%
2013	0.75%	124	135.17	16,761	1.35%	-2.51%
2012	0.75%	553	138.64	76,668	1.89%	6.58%
2011	0.75%	585	130.08	76,100	2.43%	5.58%
2010	0.75%	329	123.21	40,536	3.19%	7.55%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class IV (TRF4)
2014	0.00% to 0.75%	69,074	$13,873.91 to $ 463.89	$110,907,436	1.16%	12.23% to 11.39%
2013	0.00% to 0.75%	75,252	12,361.79 to 416.45	106,519,061	1.33%	31.00% to 30.03%
2012	0.60% to 0.75%	82,876	5,962.35 to 320.28	89,075,421	1.43%	13.54% to 13.36%
2011	0.00% to 0.75%	92,919	8,261.41 to 282.52	85,316,173	1.14%	0.63% to -0.12%
2010	0.00% to 0.75%	106,143	8,209.33 to 282.85	93,411,273	1.03%	13.48% to 12.63%
NVIT Government Bond Fund - Class I (GBF)
2014	0.75%	3,547	143.50	509,009	1.99%	3.79%
2013	0.75%	3,590	138.27	496,379	1.83%	-4.77%
2012	0.75%	3,588	145.20	520,964	2.22%	2.28%
2011	0.75%	3,688	141.95	523,522	3.04%	6.46%
2010	0.75%	4,003	133.34	533,778	3.48%	4.00%
NVIT Government Bond Fund - Class IV (GBF4)
2014	0.00% to 0.75%	30,776	6,871.82 to 292.29	14,814,759	1.97%	4.58% to 3.80%
2013	0.00% to 0.75%	33,377	6,571.04 to 281.60	15,632,469	1.93%	-4.13% to -4.85%
2012	0.60% to 0.75%	35,723	3,792.99 to 295.96	17,753,833	2.16%	2.44% to 2.29%
2011	0.00% to 0.75%	39,845	6,650.75 to 289.33	19,260,995	2.88%	7.34% to 6.55%
2010	0.00% to 0.75%	52,763	6195.53 to 271.55	22,409,933	2.97%	4.78% to 4.00%
American Century NVIT Growth Fund - Class IV (CAF4)
2014	0.60% to 0.75%	84,350	1,873.44 to 182.72	21,217,632	0.34%	10.66% to 10.49%
2013	0.60% to 0.75%	92,231	1,692.98 to 165.37	20,986,918	0.67%	28.97% to 28.77%
2012	0.60% to 0.75%	101,294	1,312.73 to 128.42	17,732,583	0.55%	13.34% to 13.17%
2011	0.60% to 0.75%	108,961	1,158.24 to 113.47	16,874,536	0.58%	-1.28% to -1.43%
2010	0.60% to 0.75%	122,486	1,173.31 to 115.12	18,922,510	0.64%	18.53% to 18.36%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.60% to 0.75%	19,107	2,493.47 to 243.00	4,704,068	1.65%	4.36% to 4.20%
2013	0.60% to 0.75%	20,608	2,389.35 to 233.21	4,863,570	1.61%	26.49% to 26.30%
2012	0.60% to 0.75%	22,491	1,889.03 to 184.65	4,200,717	1.49%	15.21% to 15.04%
2011	0.60% to 0.75%	27,231	1,639.66 to 160.52	4,429,138	1.81%	-4.50% to -4.65%
2010	0.60% to 0.75%	28,338	1,717.01 to 168.34	4,832,410	1.93%	13.94% to 13.77%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.75%	155	160.37	24,857	2.06%	3.80%
2013	0.75%	113	154.49	17,458	1.56%	12.58%
2012	0.75%	122	137.23	16,743	1.58%	8.57%
2011	0.75%	149	126.41	18,834	1.26%	0.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.75%	57	183.19	10,442	1.78%	4.43%
2013	0.75%	45	175.43	7,894	1.79%	18.60%
2012	0.75%	43	147.92	6,360	1.79%	11.41%
2011	0.75%	41	132.77	5,443	2.01%	-1.67%
2010	0.75%	65	135.03	8,777	1.58%	11.19%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.60% to 0.75%	9,031	1,531.74 to 151.93	1,454,217	1.60%	3.27% to 3.11%
2013	0.60% to 0.75%	13,089	1,483.25 to 147.34	1,945,534	1.49%	4.20% to 4.05%
2012	0.60% to 0.75%	17,586	1,423.40 to 141.61	2,505,966	1.55%	4.55% to 4.39%
2011	0.60% to 0.75%	21,529	1,361.52 to 135.66	2,934,559	2.60%	2.32% to 2.16%
2010	0.60% to 0.75%	12,238	1,330.70 to 132.78	1,636,040	2.41%	5.26% to 5.10%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.00% to 0.75%	126,560	3,628.06 to 200.95	41,975,373	1.67%	5.18% to 4.40%
2013	0.00% to 0.75%	142,974	3,449.34 to 192.49	44,081,150	1.66%	16.63% to 15.76%
2012	0.60% to 0.75%	153,614	1,685.19 to 166.29	41,233,824	1.60%	10.15% to 9.98%
2011	0.00% to 0.75%	175,199	2669.01 to 151.20	42,765,501	2.12%	-0.04% to -0.79%
2010	0.00% to 0.75%	185,044	2,670.09 to 152.40	45,817,656	2.10%	10.25% to 10.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.60% to 0.75%	107,649	2,311.63 to 226.00	25,611,709	1.62%	4.33% to 4.17%
2013	0.60% to 0.75%	115,628	2,215.71 to 216.94	27,519,559	1.74%	21.65% to 21.46%
2012	0.60% to 0.75%	122,683	1,821.45 to 178.61	23,128,212	1.62%	13.08% to 12.91%
2011	0.60% to 0.75%	133,601	1,610.79 to 158.19	22,046,337	2.02%	-2.71% to -2.86%
2010	0.60% to 0.75%	146,811	1,655.67 to 162.84	24,880,243	2.17%	12.16% to 11.99%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.60% to 0.75%	15,002	1,797.82 to 177.76	3,061,629	1.83%	4.11% to 3.96%
2013	0.60% to 0.75%	15,416	1,726.80 to 170.99	2,916,599	1.65%	9.83% to 9.67%
2012	0.60% to 0.75%	16,600	1,572.19 to 155.92	3,039,975	1.99%	7.39% to 7.23%
2011	0.60% to 0.75%	13,818	1,463.98 to 145.40	2,185,198	2.31%	1.45% to 1.30%
2010	0.60% to 0.75%	13,771	1,443.01 to 143.54	2,174,740	2.33%	7.87% to 7.71%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.60% to 0.75%	11,949	$3,448.64 to $ 338.88	$4,615,290	1.05%	8.77% to 8.60%
2013	0.60% to 0.75%	13,022	3,170.70 to 312.04	4,646,912	1.12%	32.25% to 32.05%
2012	0.60% to 0.75%	14,971	2,397.47 to 236.29	3,983,123	1.14%	16.77% to 16.59%
2011	0.60% to 0.75%	15,458	2,053.18 to 202.67	3,454,504	0.78%	-3.13% to -3.27%
2010	0.60% to 0.75%	15,092	2,119.43 to 209.52	3,542,110	1.38%	25.45% to 25.26%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.65% to 0.75%	15,969	97.52 to 97.45	1,556,623	-1.06%	-2.48% to -2.55%	****
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2014	0.60% to 0.75%	130,618	907.05 to 90.61	15,013,634	-1.78%	-9.29% to -9.39%	****
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2014	0.60% to 0.75%	15,761	3,023.63 to 292.04	9,653,266	4.21%	-10.00% to -10.14%
2013	0.60% to 0.75%	18,063	3,359.76 to 324.99	11,982,767	2.23%	20.73% to 20.55%
2012	0.60% to 0.75%	21,290	2,782.94 to 269.60	11,334,206	0.34%	16.45% to 16.28%
2011	0.60% to 0.75%	30,590	2,389.74 to 231.85	12,536,352	1.74%	-16.66% to -16.78%
2010	0.60% to 0.75%	37,983	2,867.37 to 278.61	18,119,961	2.12%	5.56% to 5.40%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.60% to 0.75%	27,472	1,801.86 to 152.56	4,376,302	0.48%	9.78% to 9.61%
2013	0.60% to 0.75%	31,854	1,641.41 to 139.19	4,611,613	0.76%	33.93% to 33.73%
2012	0.60% to 0.75%	33,884	1,225.53 to 104.08	3,755,083	0.48%	15.66% to 15.48%
2011	0.60% to 0.75%	37,069	1,059.63 to 90.12	3,623,471	0.01%	-3.49% to -3.63%
2010	0.60% to 0.75%	40,292	1,097.90 to 93.52	4,096,325	0.10%	9.79% to 14.65%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.60% to 0.75%	29,349	1,698.03 to 144.84	4,451,301	1.48%	9.86% to 9.69%
2013	0.60% to 0.75%	23,337	1,545.67 to 132.04	3,336,876	1.35%	34.63% to 34.43%
2012	0.60% to 0.75%	25,563	1,148.10 to 98.23	2,825,919	1.40%	17.10% to 16.93%
2011	0.60% to 0.75%	26,750	980.41 to 84.01	2,460,688	0.93%	-6.39% to -6.53%
2010	0.60% to 0.75%	30,780	1,047.36 to 89.88	3,032,512	0.58%	4.74% to 12.20%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.60% to 0.75%	226,323	2,420.65 to 153.18	52,708,245	0.00%	3.41% to 3.26%
2013	0.60% to 0.75%	247,024	2,340.76 to 148.35	55,320,207	0.00%	38.11% to 37.91%
2012	0.60% to 0.75%	277,437	1,694.81 to 107.57	44,451,997	0.00%	14.21% to 14.04%
2011	0.60% to 0.75%	314,411	1,483.87 to 94.33	44,031,101	0.00%	-4.80% to -4.94%
2010	0.60% to 0.75%	360,069	1,558.71 to 99.23	51,780,950	0.00%	26.06% to 25.87%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.65% to 0.75%	35,262	182.25 to 181.04	6,395,581	1.36%	16.26% to 16.15%
2013	0.65% to 0.75%	39,246	156.76 to 155.87	6,127,545	1.19%	34.80% to 34.66%
2012	0.65% to 0.75%	42,495	116.29 to 115.75	4,925,740	1.13%	15.59% to 15.47%
2011	0.65% to 0.75%	47,273	100.60 to 100.24	4,744,033	0.81%	-2.95% to -3.05%
2010	0.65% to 0.75%	52,421	103.67 to 103.39	5,424,440	1.43%	18.86% to 18.74%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.60% to 0.75%	9,191	2,342.07 to 230.14	2,323,780	0.00%	2.20% to 2.04%
2013	0.60% to 0.75%	8,713	2,291.73 to 225.53	2,173,172	0.00%	43.43% to 43.21%
2012	0.60% to 0.75%	9,378	1,597.84 to 157.48	1,625,975	0.00%	12.76% to 12.59%
2011	0.60% to 0.75%	12,587	1,417.06 to 139.88	1,945,083	0.00%	-1.24% to -1.39%
2010	0.60% to 0.75%	13,293	1,434.87 to 141.85	2,115,386	0.00%	24.70% to 24.51%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2014	0.60% to 0.75%	55,642	2,934.22 to 286.18	21,052,039	0.52%	6.38% to 6.22%
2013	0.60% to 0.75%	63,460	2,758.18 to 269.41	22,500,901	0.83%	39.56% to 39.35%
2012	0.60% to 0.75%	70,679	1,976.29 to 193.33	17,530,041	0.85%	19.85% to 19.67%
2011	0.60% to 0.75%	79,543	1,648.92 to 161.55	16,286,389	0.43%	-5.73% to -5.87%
2010	0.60% to 0.75%	88,987	1,749.17 to 171.62	19,180,175	0.63%	25.85% to 25.66%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2014	0.60% to 0.75%	51,975	2,578.99 to 251.53	17,547,815	0.17%	0.21% to 0.06%
2013	0.60% to 0.75%	57,570	2,573.49 to 251.37	19,300,812	0.15%	40.11% to 39.90%
2012	0.60% to 0.75%	65,481	1,836.80 to 179.68	15,672,845	0.15%	14.82% to 14.64%
2011	0.60% to 0.75%	73,625	1,599.76 to 156.73	15,541,813	0.52%	-6.13% to -6.27%
2010	0.60% to 0.75%	84,028	1,704.15 to 167.21	18,870,454	0.30%	24.59% to 24.40%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.60% to 0.75%	8,671	1,638.65 to 161.02	1,706,653	3.05%	3.26% to 3.11%
2013	0.60% to 0.75%	8,969	1,586.88 to 156.17	1,742,473	3.39%	-1.72% to -1.86%
2012	0.60% to 0.75%	9,545	1,614.59 to 159.13	2,003,455	2.67%	11.58% to 11.41%
2011	0.60% to 0.75%	9,760	1,447.06 to 142.84	1,734,484	4.30%	4.92% to 4.76%
2010	0.60% to 0.75%	10,261	1,379.24 to 136.35	1,776,573	6.91%	9.93% to 9.76%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2014	0.60% to 0.75%	187,921	5,744.26 to 556.26	144,610,186	1.81%	12.61% to 12.44%
2013	0.60% to 0.75%	204,323	5,100.92 to 494.71	138,451,521	1.86%	31.29% to 31.09%
2012	0.60% to 0.75%	226,237	3,885.38 to 377.38	116,897,900	1.85%	15.04% to 14.87%
2011	0.60% to 0.75%	260,861	3,377.47 to 328.54	116,028,008	1.69%	1.15% to 0.99%
2010	0.60% to 0.75%	292,943	3,339.22 to 325.31	127,700,930	1.81%	14.04% to 13.87%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.65% to 0.75%	10,096	$110.20 to $ 109.46	$1,108,216	0.89%	-0.16% to -0.26%
2013	0.65% to 0.75%	12,037	110.37 to 109.74	1,324,588	1.03%	-0.54% to -0.64%
2012	0.65% to 0.75%	12,361	110.97 to 110.45	1,367,890	1.09%	2.85% to 2.75%
2011	0.65% to 0.75%	19,207	107.89 to 107.50	2,068,524	1.59%	0.64% to 0.54%
2010	0.65% to 0.75%	13,296	107.21 to 106.92	1,424,080	1.41%	1.76% to 1.65%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.60% to 0.75%	329,574	2,370.25 to 235.02	102,822,228	0.71%	8.15% to 7.99%
2013	0.60% to 0.75%	369,714	2,191.65 to 217.64	106,409,853	0.78%	35.89% to 35.68%
2012	0.60% to 0.75%	411,546	1,612.87 to 160.40	87,824,532	0.70%	17.97% to 17.80%
2011	0.60% to 0.75%	459,162	1,367.14 to 136.17	83,384,980	0.67%	-2.82% to -2.96%
2010	0.60% to 0.75%	543,621	1,406.78 to 140.33	102,054,160	0.06%	8.15% to 7.99%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2014	0.60% to 0.75%	1,332	1,210.10 to 153.44	244,224	3.57%	-8.70% to -8.83%
2013	0.60% to 0.75%	1,204	1,325.36 to 168.31	198,796	1.96%	19.38% to 19.20%
2012	0.75%	953	141.20	134,566	2.91%	18.67%
2011	0.65% to 0.75%	863	93.34 to 118.99	101,200	3.35%	-12.99% to -13.08%
2010	0.65% to 0.75%	639	107.28 to 136.89	86,309	2.93%	7.28% to 5.55%	****
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2014	0.60% to 0.75%	54,234	2,307.85 to 225.09	17,157,897	1.70%	8.56% to 8.39%
2013	0.60% to 0.75%	59,533	2,125.97 to 207.66	17,230,712	0.00%	34.83% to 34.63%
2012	0.60% to 0.75%	70,875	1,576.79 to 154.25	14,900,315	1.22%	17.76% to 17.58%
2011	0.60% to 0.75%	82,462	1,339.04 to 131.19	14,557,382	1.32%	-2.90% to -3.05%
2010	0.60% to 0.75%	91,133	1,379.06 to 135.31	16,393,684	1.58%	14.95% to 14.78%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.65% to 0.75%	28,457	150.83 to 149.83	4,271,963	3.05%	28.05% to 27.92%
2013	0.65% to 0.75%	30,682	117.79 to 117.12	3,598,835	1.47%	2.38% to 2.28%
2012	0.65% to 0.75%	32,024	115.05 to 114.52	3,671,963	1.07%	15.03% to 14.92%
2011	0.65% to 0.75%	33,484	100.02 to 99.65	3,340,084	0.87%	5.81% to 5.71%
2010	0.65% to 0.75%	37,019	94.52 to 94.27	3,492,111	2.15%	29.34% to 29.21%
NVIT Money Market Fund - Class IV (SAM4)
2014	0.00% to 0.75%	133,947	3,297.33 to 161.47	29,701,311	0.00%	0.00% to -0.75%
2013	0.00% to 0.75%	150,332	3,297.33 to 162.69	33,501,766	0.00%	-0.00% to -0.75%
2012	0.60% to 0.75%	172,313	2,276.96 to 163.92	37,857,180	0.00%	-0.60% to -0.75%
2011	0.00% to 0.75%	188,555	3,297.33 to 165.16	42,295,916	0.00%	-0.00% to -0.75%
2010	0.00% to 0.75%	205,359	3297.33 to 166.40	46,585,485	0.00%	-0.60% to -0.75%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.60% to 0.75%	8,860	2,506.36 to 246.29	2,645,344	1.30%	8.89% to 8.72%
2013	0.60% to 0.75%	9,101	2,301.81 to 226.53	2,920,455	1.41%	34.16% to 33.96%
2012	0.60% to 0.75%	9,049	1,715.75 to 169.10	1,722,023	1.58%	16.82% to 16.64%
2011	0.60% to 0.75%	9,370	1,468.71 to 144.97	1,505,002	1.34%	5.68% to 5.52%
2010	0.60% to 0.75%	12,005	1,389.74 to 137.38	1,832,879	0.00%	12.42% to 12.25%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2014	0.60% to 0.75%	7,462	3,657.36 to 359.39	3,299,322	0.70%	8.54% to 8.38%
2013	0.60% to 0.75%	8,075	3,369.44 to 331.60	3,270,275	0.66%	37.23% to 37.03%
2012	0.60% to 0.75%	8,206	2,455.28 to 241.99	2,412,011	0.54%	18.04% to 17.86%
2011	0.60% to 0.75%	9,452	2,080.12 to 205.33	2,598,131	0.49%	-8.94% to -9.07%
2010	0.60% to 0.75%	11,808	2,284.27 to 225.82	3,360,793	0.55%	26.15% to 25.96%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.60% to 0.75%	7,594	2,568.29 to 246.89	2,031,969	2.06%	11.83% to 11.66%
2013	0.60% to 0.75%	7,219	2,296.60 to 221.10	1,718,552	2.25%	35.01% to 34.81%
2012	0.60% to 0.75%	7,703	1,701.07 to 164.01	1,356,334	2.09%	14.06% to 13.88%
2011	0.60% to 0.75%	8,438	1,491.43 to 144.02	1,299,642	1.54%	2.50% to 2.34%
2010	0.60% to 0.75%	8,751	1,455.11 to 140.72	1,364,008	1.72%	13.46% to 13.29%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.60% to 0.75%	11,582	1,488.13 to 146.22	2,004,412	1.29%	2.68% to 2.53%
2013	0.60% to 0.75%	12,680	1,449.27 to 142.62	2,092,601	1.64%	-9.03% to -9.16%
2012	0.60% to 0.75%	17,193	1,593.07 to 157.00	3,057,694	2.37%	6.74% to 6.58%
2011	0.60% to 0.75%	18,748	1,492.45 to 147.31	3,434,728	4.02%	11.08% to 10.91%
2010	0.60% to 0.75%	18,942	1,343.61 to 132.81	3,077,359	1.79%	4.49% to 4.33%
VP International Fund - Class I (ACVI)
2014	0.60% to 0.75%	227	1,863.09 to 182.80	280,096	1.83%	-6.07% to -6.21%
2013	0.60% to 0.75%	286	1,983.52 to 194.91	366,963	1.63%	21.68% to 21.50%
2012	0.60% to 0.75%	306	1,630.14 to 160.42	298,941	0.79%	20.44% to 20.25%
2011	0.60% to 0.75%	446	1,353.54 to 133.40	326,708	1.50%	-12.57% to -12.70%
2010	0.60% to 0.75%	442	1,548.09 to 152.81	384,270	2.52%	12.62% to 12.45%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.65% to 0.75%	4,736	$256.37 to $ 253.90	$1,208,983	1.20%	15.67% to 15.55%
2013	0.65% to 0.75%	5,341	221.64 to 219.73	1,178,884	1.23%	29.27% to 29.14%
2012	0.65% to 0.75%	5,224	171.45 to 170.14	891,956	2.02%	15.57% to 15.46%
2011	0.65% to 0.75%	5,409	148.35 to 147.36	799,374	1.31%	-1.34% to -1.43%
2010	0.65% to 0.75%	6,248	150.36 to 149.51	936,472	2.58%	18.48% to 18.36%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.60%	38	1,972.48	74,954	0.21%	9.34%
2013	0.60% to 0.75%	22	1,804.04 to 177.27	29,929	0.59%	36.25% to 36.05%
2012	0.60% to 0.75%	34	1,324.02 to 130.30	34,143	0.00%	13.24% to 13.07%
2011	0.60% to 0.75%	43	1,169.20 to 115.24	39,736	0.00%	0.46% to 0.31%
2010	0.60% to 0.75%	61	1,163.82 to 114.88	58,406	0.45%	15.39% to 15.22%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.60% to 0.75%	27,539	3,505.14 to 341.56	10,087,017	0.58%	4.49% to 4.34%
2013	0.60% to 0.75%	28,636	3,354.43 to 327.36	9,960,289	1.06%	39.87% to 39.66%
2012	0.60% to 0.75%	29,851	2,398.20 to 234.39	7,388,329	0.44%	15.05% to 14.87%
2011	0.60% to 0.75%	28,872	2,084.53 to 204.04	6,136,419	0.61%	-0.04% to -0.19%
2010	0.60% to 0.75%	30,428	2,085.31 to 204.42	6,547,508	0.68%	25.07% to 24.89%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.60% to 0.75%	13,438	2,060.68 to 202.19	2,934,777	1.83%	7.44% to 7.28%
2013	0.60% to 0.75%	14,945	1,917.89 to 188.46	3,076,647	1.96%	20.38% to 20.20%
2012	0.60% to 0.75%	15,700	1,593.21 to 156.79	2,793,801	3.61%	9.77% to 9.60%
2011	0.60% to 0.75%	15,224	1,451.43 to 143.05	2,480,389	1.68%	8.36% to 8.20%
2010	0.60% to 0.75%	17,801	1,339.44 to 132.21	2,519,668	2.46%	14.63% to 14.46%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2014	0.60% to 0.75%	1,765	2,114.78 to 207.81	750,035	0.00%	0.99% to 0.84%
2013	0.60% to 0.75%	2,088	2,094.12 to 206.09	838,428	0.00%	47.66% to 47.44%
2012	0.60% to 0.75%	1,728	1,418.20 to 139.78	320,631	0.00%	19.84% to 19.66%
2011	0.60% to 0.75%	1,824	1,183.41 to 116.81	244,970	0.39%	-14.36% to -14.49%
2010	0.60% to 0.75%	1,459	1,381.84 to 136.60	247,232	1.09%	30.37% to 30.17%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2014	0.60% to 0.75%	591	1,713.01 to 168.33	109,142	1.73%	-1.56% to -1.71%
2013	0.60% to 0.75%	599	1,740.16 to 171.25	112,384	1.04%	15.76% to 15.58%
2012	0.60% to 0.75%	591	1,503.30 to 148.17	95,709	0.55%	9.51% to 9.35%
2011	0.60% to 0.75%	656	1,372.71 to 135.50	97,871	0.70%	-5.86% to -6.00%
2010	0.60% to 0.75%	728	1,458.14 to 144.15	114,355	0.93%	12.40% to 12.23%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.60% to 0.75%	12,420	1,559.14 to 158.48	2,326,764	3.84%	3.17% to 3.02%
2013	0.60% to 0.75%	13,941	1,511.21 to 153.84	2,618,615	4.24%	0.43% to 0.28%
2012	0.60% to 0.75%	15,521	1,504.73 to 153.41	2,749,233	4.03%	9.06% to 8.90%
2011	0.60% to 0.75%	16,802	1,379.67 to 140.87	2,760,052	5.31%	1.66% to 1.51%
2010	0.60% to 0.75%	18,478	1,357.11 to 138.77	2,961,969	5.29%	7.86% to 7.69%
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.60% to 0.75%	123,782	5,281.01 to 511.40	92,695,125	2.77%	8.07% to 7.91%
2013	0.60% to 0.75%	136,521	4,886.76 to 473.93	94,397,820	2.48%	27.38% to 27.19%
2012	0.60% to 0.75%	150,011	3,836.32 to 372.62	81,967,981	3.05%	16.60% to 16.43%
2011	0.60% to 0.75%	169,119	3,290.04 to 320.04	78,985,131	2.41%	0.37% to 0.22%
2010	0.60% to 0.75%	194,717	3,277.95 to 319.34	88,957,490	1.85%	14.46% to 14.29%
High Income Portfolio - Initial Class (FHIP)
2014	0.60% to 0.75%	14,509	2,765.12 to 259.77	7,569,002	5.70%	0.55% to 0.40%
2013	0.60% to 0.75%	14,624	2,749.99 to 258.74	7,765,711	5.46%	5.31% to 5.16%
2012	0.60% to 0.75%	17,236	2,611.25 to 246.05	8,853,867	5.62%	13.54% to 13.37%
2011	0.60% to 0.75%	20,354	2,299.79 to 217.03	8,788,501	6.47%	3.41% to 3.26%
2010	0.60% to 0.75%	24,846	2,223.94 to 210.19	9,770,982	7.56%	13.14% to 12.97%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.60% to 0.75%	55,426	3,578.49 to 346.53	30,545,911	1.48%	5.20% to 5.04%
2013	0.60% to 0.75%	59,764	3,401.61 to 329.90	31,049,343	1.56%	15.01% to 14.84%
2012	0.60% to 0.75%	64,290	2,957.55 to 287.26	29,409,345	1.49%	11.81% to 11.64%
2011	0.60% to 0.75%	72,267	2,645.22 to 257.31	30,248,385	1.89%	-3.14% to -3.29%
2010	0.60% to 0.75%	80,861	2,731.04 to 266.06	34,802,694	1.71%	13.58% to 13.41%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2014	0.65% to 0.75%	8,588	185.83 to 184.05	1,585,713	0.65%	-13.33% to -13.42%
2013	0.65% to 0.75%	8,567	214.42 to 212.57	1,826,336	0.69%	23.34% to 23.22%
2012	0.65% to 0.75%	10,390	173.84 to 172.51	1,797,577	0.78%	4.05% to 3.95%
2011	0.65% to 0.75%	10,469	167.07 to 165.96	1,741,829	0.85%	-5.81% to -5.91%
2010	0.65% to 0.75%	9,261	177.38 to 176.38	1,637,235	0.38%	18.39% to 18.27%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.75%	24,422	$230.26	$5,623,304	2.81%	7.83%
2013	0.75%	25,465	213.53	5,437,445	2.51%	27.06%
2012	0.75%	25,858	168.06	4,345,627	3.17%	16.31%
2011	0.75%	26,038	144.49	3,762,250	2.50%	0.11%
2010	0.75%	25,901	144.34	3,738,461	2.23%	14.23%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2014	0.65% to 0.75%	1,739	167.26 to 165.66	288,919	1.53%	3.67% to 3.57%
2013	0.65% to 0.75%	1,796	161.34 to 159.95	288,021	1.09%	12.66% to 12.55%
2012	0.65% to 0.75%	5,273	143.21 to 142.12	753,672	1.76%	10.96% to 10.85%
2011	0.65% to 0.75%	5,579	129.07 to 128.21	718,840	2.12%	-0.93% to -1.03%
2010	0.65% to 0.75%	4,999	130.28 to 129.54	650,703	2.57%	12.01% to 11.89%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2014	0.65% to 0.75%	11,233	173.35 to 171.68	1,937,606	1.61%	3.99% to 3.88%
2013	0.65% to 0.75%	10,854	166.71 to 165.27	1,801,015	1.70%	15.20% to 15.09%
2012	0.65% to 0.75%	12,820	144.71 to 143.60	1,846,144	1.94%	12.45% to 12.34%
2011	0.65% to 0.75%	12,925	128.68 to 127.83	1,656,092	2.01%	-1.76% to -1.86%
2010	0.65% to 0.75%	12,878	130.99 to 130.25	1,681,298	2.65%	13.78% to 13.67%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2014	0.65% to 0.75%	11,624	180.92 to 179.18	2,086,187	1.53%	4.18% to 4.08%
2013	0.65% to 0.75%	11,010	173.66 to 172.16	1,898,332	1.73%	20.71% to 20.59%
2012	0.65% to 0.75%	10,016	143.86 to 142.77	1,431,901	2.05%	14.73% to 14.62%
2011	0.65% to 0.75%	10,126	125.39 to 124.56	1,263,072	1.94%	-3.33% to -3.42%
2010	0.65% to 0.75%	9,590	129.70 to 128.97	1,238,180	2.36%	15.25% to 15.13%
VIP Growth Portfolio - Initial Class (FGP)
2014	0.60% to 0.75%	177,709	5,123.12 to 496.11	129,569,961	0.18%	10.63% to 10.47%
2013	0.60% to 0.75%	196,502	4,630.78 to 449.11	127,990,257	0.29%	35.52% to 35.32%
2012	0.60% to 0.75%	216,881	3,417.03 to 331.89	104,283,398	0.58%	14.00% to 13.83%
2011	0.60% to 0.75%	250,347	2,997.36 to 291.57	104,313,560	0.35%	-0.40% to -0.54%
2010	0.60% to 0.75%	287,279	3,009.27 to 293.16	118,054,719	0.28%	23.43% to 23.25%
VIP Growth Portfolio - Service Class (FGS)
2014	0.75%	13,095	247.77	3,244,487	0.09%	10.36%
2013	0.75%	14,230	224.51	3,194,802	0.19%	35.19%
2012	0.75%	15,108	166.08	2,509,079	0.51%	13.69%
2011	0.75%	15,100	146.08	2,205,830	0.26%	-0.61%
2010	0.75%	15,750	146.97	2,314,800	0.23%	23.13%
VIP High Income Portfolio - Initial Class R (FHIPR)
2014	0.65% to 0.75%	33,559	147.60 to 146.47	4,936,446	5.62%	0.52% to 0.42%
2013	0.65% to 0.75%	35,737	146.83 to 145.86	5,231,796	5.84%	5.28% to 5.18%
2012	0.65% to 0.75%	35,561	139.47 to 138.68	4,947,153	5.82%	13.56% to 13.44%
2011	0.65% to 0.75%	34,624	122.82 to 122.24	4,243,592	6.60%	3.37% to 3.27%
2010	0.65% to 0.75%	40,155	118.81 to 118.37	4,763,162	8.54%	13.14% to 13.03%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2014	0.60% to 0.75%	71,593	2,915.83 to 282.69	26,575,127	2.09%	5.19% to 5.04%
2013	0.60% to 0.75%	81,346	2,771.84 to 269.13	28,391,507	2.20%	-2.37% to -2.51%
2012	0.60% to 0.75%	87,058	2,838.98 to 276.06	32,793,519	2.20%	5.26% to 5.11%
2011	0.60% to 0.75%	98,957	2,697.03 to 262.65	35,128,999	3.12%	6.69% to 6.53%
2010	0.60% to 0.75%	114,694	2,527.84 to 246.55	36,991,612	3.58%	7.16% to 7.00%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.75%	9,697	158.38	1,535,800	2.17%	4.96%
2013	0.75%	9,786	150.89	1,476,602	2.28%	-2.62%
2012	0.75%	9,601	154.95	1,487,703	2.21%	4.98%
2011	0.75%	10,286	147.61	1,518,284	3.30%	6.41%
2010	0.75%	10,358	138.72	1,436,819	4.33%	6.87%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.60% to 0.75%	24,912	4,064.23 to 399.37	12,189,645	0.16%	5.56% to 5.40%
2013	0.60% to 0.75%	26,881	3,850.12 to 378.90	12,669,390	0.41%	35.25% to 35.05%
2012	0.60% to 0.75%	30,197	2,846.70 to 280.57	10,529,612	0.50%	14.06% to 13.89%
2011	0.60% to 0.75%	34,398	2,495.74 to 246.35	10,749,483	0.14%	-11.25% to -11.38%
2010	0.60% to 0.75%	39,764	2,812.09 to 277.99	14,145,259	0.29%	27.93% to 27.74%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.60% to 0.75%	20,601	2,499.69 to 242.34	11,108,826	1.25%	-8.63% to -8.76%
2013	0.60% to 0.75%	24,534	2,735.69 to 265.62	14,010,407	1.35%	29.66% to 29.46%
2012	0.60% to 0.75%	28,954	2,109.95 to 205.17	12,275,875	1.90%	20.02% to 19.84%
2011	0.60% to 0.75%	34,059	1,758.05 to 171.21	11,820,452	1.29%	-17.66% to -17.78%
2010	0.60% to 0.75%	42,101	2,135.07 to 208.24	17,060,462	1.35%	12.44% to 12.27%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Initial Class R (FOPR)
2014	0.60% to 0.75%	105,266	$1,664.79 to $ 163.84	$20,499,435	1.30%	-8.65% to -8.78%
2013	0.60% to 0.75%	110,788	1,822.36 to 179.61	23,651,848	1.38%	29.67% to 29.48%
2012	0.60% to 0.75%	121,485	1,405.38 to 138.72	20,255,400	1.97%	19.99% to 19.81%
2011	0.60% to 0.75%	132,941	1,171.26 to 115.79	18,476,259	1.36%	-17.64% to -17.76%
2010	0.60% to 0.75%	136,711	1,422.12 to 140.80	23,802,040	1.46%	12.40% to 12.23%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.75%	192	227.85	43,747	1.14%	-8.85%
2013	0.75%	234	249.96	58,492	1.26%	29.40%
2012	0.75%	275	193.17	53,121	1.79%	19.64%
2011	0.75%	328	161.46	52,959	1.16%	-17.85%
2010	0.75%	403	196.53	79,202	1.49%	12.15%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.75%	18,885	162.14	3,062,099	1.27%	-8.86%
2013	0.75%	18,085	177.91	3,217,547	1.33%	29.33%
2012	0.75%	18,258	137.57	2,511,689	1.94%	19.77%
2011	0.75%	18,487	114.86	2,123,467	1.33%	-17.92%
2010	0.75%	17,337	139.94	2,426,107	1.73%	12.17%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.60% to 0.75%	6,731	3,132.20 to 307.79	2,508,378	0.97%	6.05% to 5.90%
2013	0.60% to 0.75%	6,902	2,953.40 to 290.65	2,369,544	0.82%	29.66% to 29.47%
2012	0.60% to 0.75%	7,354	2,277.72 to 224.49	1,940,867	0.45%	26.34% to 26.15%
2011	0.60% to 0.75%	7,881	1,802.86 to 177.96	1,942,007	0.83%	-9.39% to -9.53%
2010	0.60% to 0.75%	9,259	1,989.74 to 196.70	2,499,009	0.47%	25.70% to 25.51%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2014	0.60% to 0.75%	20,963	2,665.49 to 261.92	6,987,810	1.52%	8.35% to 8.19%
2013	0.60% to 0.75%	24,591	2,459.99 to 242.09	7,305,705	1.74%	29.27% to 29.08%
2012	0.60% to 0.75%	28,081	1,902.93 to 187.55	6,413,833	1.77%	11.50% to 11.34%
2011	0.60% to 0.75%	31,764	1,706.62 to 168.46	6,407,217	1.62%	5.66% to 5.50%
2010	0.60% to 0.75%	37,619	1,615.22 to 159.68	6,896,501	1.77%	20.22% to 20.04%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2014	0.60% to 0.75%	15,018	3,408.66 to 334.95	5,713,575	0.85%	0.28% to 0.13%
2013	0.60% to 0.75%	16,434	3,399.16 to 334.52	6,373,319	1.48%	35.69% to 35.49%
2012	0.60% to 0.75%	18,139	2,505.12 to 246.90	5,243,841	1.03%	18.04% to 17.86%
2011	0.60% to 0.75%	21,059	2,122.26 to 209.49	5,154,083	0.89%	-4.10% to -4.25%
2010	0.60% to 0.75%	24,769	2,213.06 to 218.78	6,363,695	1.01%	27.72% to 27.53%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2014	0.65% to 0.75%	16,950	93.88 to 93.82	1,590,604	-1.50%	-6.12% to -6.18%	****
Templeton Foreign Securities Fund - Class 1 (TIF)
2014	0.60% to 0.75%	2,192	2,382.82 to 234.15	1,388,927	2.11%	-11.42% to -11.55%
2013	0.60% to 0.75%	1,920	2,690.01 to 264.73	1,596,456	2.50%	22.54% to 22.35%
2012	0.60% to 0.75%	1,971	2,195.28 to 216.37	1,183,652	3.28%	17.89% to 17.71%
2011	0.60% to 0.75%	2,155	1,862.22 to 183.82	1,157,642	1.91%	-10.98% to -11.11%
2010	0.60% to 0.75%	2,683	2,091.89 to 206.80	1,423,155	2.10%	8.03% to 7.86%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2014	0.65% to 0.75%	19,188	100.42 to 100.35	1,926,149	-5.23%	0.42% to 0.35%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.75%	236	131.43	31,018	3.36%	2.08%
2013	0.75%	506	128.75	65,149	13.06%	22.85%
2012	0.75%	294	104.81	30,814	2.77%	14.47%
2011	0.75%	323	91.56	29,574	0.02%	-2.28%
2010	0.75%	631	93.69	59,120	5.39%	9.43%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.60% to 0.75%	34,028	1,797.94 to 174.31	8,361,845	1.70%	0.01% to -0.14%
2013	0.60% to 0.75%	35,948	1,797.79 to 174.55	8,865,858	2.16%	0.01% to -0.13%
2012	0.60% to 0.75%	35,997	1,797.53 to 174.79	8,750,469	2.97%	3.98% to 3.82%
2011	0.60% to 0.75%	38,233	1,728.76 to 168.36	8,751,306	3.63%	-0.31% to -0.46%
2010	0.60% to 0.75%	48,811	1,734.12 to 169.13	10,703,567	5.24%	4.66% to 4.50%

International Portfolio - S Class Shares (AMINS)
2013	0.75%	18	150.96	2,717	1.44%	16.95%
2012	0.75%	17	129.07	2,194	0.81%	17.59%
2011	0.75%	17	109.76	1,866	6.63%	-12.99%
2010	0.65% to 0.75%	14	126.86 to 126.14	1,767	16.87%	21.22% to 21.10%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	0.60% to 0.75%	179	3,319.61 to 326.20	229,015	0.00%	6.94% to 6.78%
2013	0.60% to 0.75%	545	3,104.25 to 305.50	303,634	0.00%	31.82% to 31.62%
2012	0.60% to 0.75%	565	2,354.92 to 232.10	252,139	0.00%	11.74% to 11.57%
2011	0.60% to 0.75%	610	2,107.51 to 208.03	298,059	0.00%	-0.13% to -0.28%
2010	0.60% to 0.75%	611	2,110.16 to 208.60	306,411	0.00%	28.32% to 28.13%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.60% to 0.75%	2,406	$2,011.47 to $ 196.18	$3,193,130	0.70%	9.20% to 9.03%
2013	0.60% to 0.75%	3,218	1,842.09 to 179.93	3,359,651	1.19%	30.35% to 30.16%
2012	0.60% to 0.75%	3,452	1,413.16 to 138.24	2,784,832	0.42%	15.90% to 15.73%
2011	0.60% to 0.75%	4,031	1,219.30 to 119.45	2,747,237	0.00%	-11.89% to -12.02%
2010	0.60% to 0.75%	4,584	1,383.79 to 135.77	3,519,068	0.69%	14.97% to 14.80%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2014	0.60% to 0.75%	2,344	2,067.10 to 203.12	576,655	0.00%	2.85% to 2.70%
2013	0.60% to 0.75%	2,351	2,009.78 to 197.79	551,794	0.00%	44.96% to 44.74%
2012	0.60% to 0.75%	2,512	1,386.42 to 136.65	394,392	0.00%	8.17% to 8.01%
2011	0.60% to 0.75%	2,826	1,281.72 to 126.52	468,203	0.00%	-1.65% to -1.80%
2010	0.60% to 0.75%	3,754	1,303.24 to 128.83	644,400	0.00%	18.90% to 18.72%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2014	0.60% to 0.75%	2,232	2,729.90 to 268.25	813,207	0.38%	9.72% to 9.56%
2013	0.60% to 0.75%	2,349	2,488.03 to 244.85	782,015	0.70%	36.78% to 36.58%
2012	0.60% to 0.75%	2,447	1,819.00 to 179.28	604,430	0.23%	10.31% to 10.15%
2011	0.60% to 0.75%	2,722	1,648.93 to 162.76	603,394	0.33%	-3.66% to -3.80%
2010	0.60% to 0.75%	2,757	1,711.55 to 169.20	615,873	0.04%	22.12% to 21.94%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.60% to 0.75%	42,745	2,479.86 to 243.32	11,115,715	1.51%	1.68% to 1.53%
2013	0.60% to 0.75%	2,406	2,438.88 to 239.66	1,141,093	1.39%	26.55% to 26.36%
2012	0.60% to 0.75%	2,710	1,927.28 to 189.67	1,145,985	2.04%	20.54% to 20.36%
2011	0.60% to 0.75%	3,181	1,598.90 to 157.59	1,179,597	1.36%	-8.84% to -8.97%
2010	0.60% to 0.75%	4,265	1,753.90 to 173.12	1,734,031	1.52%	15.27% to 15.10%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.60% to 0.75%	11,667	2,097.71 to 205.82	2,624,144	0.81%	10.04% to 9.88%
2013	0.60% to 0.75%	12,146	1,906.30 to 187.32	2,488,123	1.10%	30.99% to 30.79%
2012	0.60% to 0.75%	13,720	1,455.36 to 143.22	2,128,724	0.94%	16.17% to 16.00%
2011	0.60% to 0.75%	15,102	1,252.78 to 123.47	2,135,618	0.85%	-0.61% to -0.76%
2010	0.60% to 0.75%	17,422	1,260.48 to 124.42	2,470,139	1.24%	15.41% to 15.24%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2014	0.60% to 0.75%	3,566	3,696.96 to 363.28	1,489,317	0.87%	11.26% to 11.10%
2013	0.60% to 0.75%	3,875	3,322.69 to 326.99	1,390,815	0.93%	40.17% to 39.96%
2012	0.60% to 0.75%	4,172	2,370.44 to 233.63	1,094,143	0.58%	17.28% to 17.10%
2011	0.60% to 0.75%	5,011	2,021.18 to 199.51	1,109,162	0.65%	-2.80% to -2.94%
2010	0.60% to 0.75%	6,244	2,079.32 to 205.55	1,460,218	0.73%	22.67% to 22.48%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2014	0.60% to 0.75%	4,241	1,031.88 to 102.85	485,673	4.01%	2.22% to 2.07%
2013	0.60% to 0.75%	5,045	1,009.43 to 100.76	554,909	4.96%	-0.73% to -0.88%
2012	0.60% to 0.75%	4,550	1,016.85 to 101.66	494,602	0.00%	1.69% to 1.66%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2014	0.75%	1,585	123.67	196,019	2.09%	-0.35%
2013	0.75%	1,694	124.11	210,238	1.79%	-7.17%
2012	0.75%	1,736	133.70	232,104	5.31%	4.71%
2011	0.75%	1,762	127.69	224,990	2.00%	7.71%
2010	0.75%	1,829	118.55	216,825	1.64%	8.66%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.75%	3,142	120.13	377,446	1.12%	0.09%
2013	0.75%	4,193	120.02	503,237	1.45%	-0.88%
2012	0.75%	4,773	121.09	577,942	1.93%	5.06%
2011	0.75%	4,870	115.25	561,283	1.67%	0.35%
2010	0.75%	5,616	114.85	644,991	2.11%	4.50%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.60% to 0.75%	4,885	1,107.83 to 110.17	980,569	2.17%	3.65% to 3.49%
2013	0.60% to 0.75%	5,114	1,068.87 to 106.46	1,039,886	2.20%	-2.54% to -2.69%
2012	0.60% to 0.75%	6,311	1,096.77 to 109.40	1,252,931	2.64%	8.94% to 8.78%
2011	0.65% to 0.75%	1,842	100.64 to 100.57	185,260	2.00%	0.64% to 0.57%	****
VT Growth & Income Fund: Class IB (PVGIB)
2014	0.60% to 0.75%	1,605	2,291.90 to 225.21	369,116	1.15%	10.07% to 9.91%
2013	0.60% to 0.75%	1,319	2,082.21 to 204.92	276,203	1.66%	34.87% to 34.66%
2012	0.60% to 0.75%	1,456	1,543.91 to 152.17	227,520	1.67%	18.42% to 18.24%
2011	0.60% to 0.75%	1,497	1,303.73 to 128.69	197,650	1.37%	-5.21% to -5.35%
2010	0.60% to 0.75%	1,468	1,375.39 to 135.97	201,131	1.79%	13.69% to 13.52%
VT International Equity Fund: Class IB (PVTIGB)
2014	0.60% to 0.75%	183	2,000.97 to 196.63	75,922	0.92%	-7.34% to -7.47%
2013	0.60% to 0.75%	200	2,159.37 to 212.51	85,585	1.81%	27.30% to 27.11%
2012	0.60% to 0.75%	349	1,696.22 to 167.18	278,885	1.83%	21.19% to 21.00%
2011	0.60% to 0.75%	274	1,399.70 to 138.16	69,543	3.28%	-17.43% to -17.55%
2010	0.60% to 0.75%	337	1,695.16 to 167.58	97,886	3.70%	9.37% to 9.20%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT Voyager Fund: Class IB (PVTVB)
2014	0.60% to 0.75%	1,835	$2,518.32 to $ 247.46	$535,231	0.70%	9.06% to 8.90%
2013	0.60% to 0.75%	2,616	2,309.01 to 227.24	935,631	0.75%	42.87% to 42.65%
2012	0.60% to 0.75%	3,332	1,616.21 to 159.29	725,332	0.34%	13.54% to 13.37%
2011	0.60% to 0.75%	3,887	1,423.43 to 140.50	733,055	0.00%	-18.34% to -18.46%
2010	0.60% to 0.75%	2,813	1,743.10 to 172.32	551,898	1.66%	20.08% to 19.90%
VI American Franchise Fund - Series I Shares (ACEG)
2014	0.60% to 0.75%	1,798	1,458.04 to 145.22	287,427	0.04%	7.79% to 7.63%
2013	0.60% to 0.75%	1,685	1,352.66 to 134.93	252,871	0.42%	39.30% to 39.09%
2012	0.60% to 0.75%	2,435	971.05 to 97.01	258,093	0.00%	-2.89% to -2.99%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2014	0.60% to 0.75%	88	2,051.30 to 201.57	174,763	1.44%	5.98% to 5.82%
2013	0.60% to 0.75%	87	1,935.53 to 190.48	163,156	1.45%	32.95% to 32.76%
2012	0.60% to 0.75%	123	1,455.78 to 143.48	171,330	1.54%	17.00% to 16.82%
2011	0.60% to 0.75%	178	1,244.28 to 122.82	154,194	0.91%	-3.63% to -3.77%
2010	0.60% to 0.75%	271	1,291.13 to 127.64	207,824	0.60%	6.71% to 6.55%
Health Sciences Portfolio - II (TRHS2)
2014	0.65% to 0.75%	5,939	294.71 to 293.34	1,747,073	0.00%	30.37% to 30.24%
2013	0.65% to 0.75%	4,669	226.05 to 225.23	1,053,813	0.00%	49.54% to 49.39%
2012	0.65% to 0.75%	2,837	151.17 to 150.77	428,264	0.00%	30.15% to 30.02%
2011	0.65% to 0.75%	2,487	116.15 to 115.96	288,865	0.00%	9.67% to 9.56%
2010	0.65% to 0.75%	391	105.91 to 105.84	41,409	0.00%	5.91% to 5.84%	****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.60% to 0.75%	13,872	2,453.20 to 237.83	5,095,906	5.20%	1.57% to 1.42%
2013	0.60% to 0.75%	15,275	2,415.21 to 234.50	5,773,885	2.35%	-9.71% to -9.85%
2012	0.60% to 0.75%	16,797	2,675.00 to 260.12	7,188,903	1.14%	4.92% to 4.76%
2011	0.60% to 0.75%	5,692	2,549.64 to 248.30	3,122,901	8.07%	7.49% to 7.33%
2010	0.60% to 0.75%	6,861	2,371.88 to 231.33	3,398,403	3.80%	5.56% to 5.40%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.60% to 0.75%	44,943	3,336.58 to 324.44	22,191,119	0.52%	-1.01% to -1.16%
2013	0.60% to 0.75%	49,935	3,370.63 to 328.25	24,844,261	1.54%	11.35% to 11.18%
2012	0.60% to 0.75%	54,894	3,027.06 to 295.23	24,594,686	0.00%	29.03% to 28.84%
2011	0.60% to 0.75%	24,664	2,346.01 to 229.15	10,687,721	1.09%	-26.18% to -26.29%
2010	0.60% to 0.75%	29,643	3,178.07 to 310.89	17,173,355	0.64%	26.08% to 25.89%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.60% to 0.75%	15,713	3,926.00 to 380.61	9,164,631	0.09%	-19.59% to -19.71%
2013	0.60% to 0.75%	18,454	4,882.31 to 474.04	13,429,427	0.72%	9.87% to 9.71%
2012	0.60% to 0.75%	21,830	4,443.60 to 432.09	14,876,388	0.77%	2.77% to 2.61%
2011	0.60% to 0.75%	5,489	4,323.98 to 421.09	5,698,184	1.23%	-16.95% to -17.07%
2010	0.60% to 0.75%	7,256	5,206.45 to 507.79	7,875,356	0.37%	28.46% to 28.27%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2014	0.95%	12,593	266.59	3,357,109	2.29%	10.35%
2013	0.95%	11,279	241.57	2,724,702	2.38%	28.82%
2012	0.95%	11,391	187.53	2,136,187	2.35%	12.33%
2011	0.95%	11,192	166.95	1,868,552	2.30%	9.23%
2010	0.95%	11,762	152.85	1,797,857	3.56%	13.63%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2014	0.95%	7,529	204.46	1,539,356	5.05%	3.42%
2013	0.95%	7,587	197.70	1,499,948	5.08%	3.36%
2012	0.95%	7,044	191.27	1,347,324	5.31%	13.21%
2011	0.95%	7,317	168.95	1,236,200	7.27%	5.93%
2010	0.95%	7,735	159.50	1,233,721	8.34%	11.04%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2014	0.95%	15,447	341.77	5,279,253	0.93%	12.52%
2013	0.95%	16,254	303.74	4,936,969	1.06%	33.65%
2012	0.95%	16,798	227.26	3,817,486	1.12%	14.72%
2011	0.95%	16,665	198.10	3,301,349	1.00%	-2.96%
2010	0.95%	17,134	204.15	3,497,838	1.17%	24.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2014	0.95%	9,123	153.25	1,398,107	2.43%	4.89%
2013	0.95%	9,053	146.11	1,322,691	2.48%	-3.21%
2012	0.95%	8,223	150.96	1,241,309	2.67%	3.04%
2011	0.95%	7,895	146.50	1,156,652	3.33%	6.64%
2010	0.95%	8,615	137.39	1,183,581	4.25%	5.49%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.75%	1,849	$ 163.38	$302,085	0.47%	-5.97%
2013	0.75%	2,170	173.76	377,049	1.34%	24.20%
2012	0.75%	2,356	139.90	329,612	1.23%	18.28%
2011	0.75%	2,529	118.28	299,125	1.17%	-7.90%
2010	0.75%	3,652	128.42	468,991	1.31%	7.86%
Advantage VT Discovery Fund (SVDF)
2014	0.60% to 0.75%	4,867	1,478.42 to 144.62	1,428,128	0.00%	-0.25% to -0.40%
2013	0.60% to 0.75%	4,876	1,482.06 to 145.20	1,515,294	0.01%	42.94% to 42.73%
2012	0.60% to 0.75%	5,359	1,036.83 to 101.73	1,206,290	0.00%	17.03% to 16.85%
2011	0.60% to 0.75%	5,045	885.96 to 87.06	1,085,431	0.00%	-0.18% to -0.33%
2010	0.60% to 0.75%	4,693	887.53 to 87.34	1,009,951	0.00%	34.73% to 34.53%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.60% to 0.75%	515	2,322.86 to 227.23	466,994	0.06%	9.76% to 9.60%
2013	0.60% to 0.75%	563	2,116.25 to 207.33	464,362	0.20%	29.90% to 29.70%
2012	0.60% to 0.75%	760	1,629.18 to 159.85	430,213	0.10%	14.83% to 14.66%
2011	0.60% to 0.75%	1,059	1,418.78 to 139.42	443,324	0.14%	-6.08% to -6.22%
2010	0.60% to 0.75%	1,056	1,510.68 to 148.67	498,872	0.81%	23.02% to 22.83%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2014	0.75%	592	243.33	144,050	0.00%	-2.61%
2013	0.75%	727	249.85	181,641	0.00%	49.11%
2012	0.75%	825	167.56	138,240	0.00%	7.06%
2011	0.75%	654	156.51	102,357	0.00%	-5.31%
2010	0.75%	349	165.28	57,683	0.00%	25.83%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.65% to 0.75%	48,475	214.97 to 212.90	10,338,914	1.36%	26.51% to 26.39%
2012	0.65% to 0.75%	51,652	169.92 to 168.46	8,716,023	2.11%	20.44% to 20.32%
2011	0.65% to 0.75%	54,728	141.08 to 140.01	7,674,076	1.25%	-8.86% to -8.95%
2010	0.65% to 0.75%	55,968	154.80 to 153.77	8,618,236	1.58%	15.22% to 15.11%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.65% to 0.75%	4,554	147.46 to 146.33	668,411	0.00%	-9.40% to -9.49%
2010	0.65% to 0.75%	5,088	162.75 to 161.67	824,618	0.00%	23.71% to 23.59%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.65% to 0.75%	27,919	196.42 to 194.93	5,465,606	0.37%	-32.77% to -32.84%
2010	0.65% to 0.75%	31,882	292.18 to 290.24	9,288,177	0.58%	24.22% to 24.10%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.65% to 0.75%	10,439	180.72 to 179.16	1,876,328	1.80%	-1.61% to -1.71%
2012	0.65% to 0.75%	12,320	183.69 to 182.29	2,254,464	1.42%	12.42% to 12.31%
2011	0.65% to 0.75%	13,552	163.39 to 162.31	2,206,891	0.97%	-16.40% to -16.49%
2010	0.65% to 0.75%	16,171	195.45 to 194.35	3,151,548	1.74%	16.75% to 16.64%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.65% to 0.75%	13,746	195.67 to 193.98	2,675,560	4.78%	0.98% to 0.88%
2012	0.65% to 0.75%	14,340	193.78 to 192.30	2,766,107	6.21%	14.31% to 14.20%
2011	0.65% to 0.75%	14,830	169.51 to 168.39	2,503,594	5.53%	-1.47% to -1.57%
2010	0.65% to 0.75%	13,949	172.04 to 171.07	2,391,162	1.48%	13.64% to 13.52%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.65% to 0.75%	8,986	172.06 to 170.58	1,538,147	5.82%	6.24% to 6.14%
2012	0.65% to 0.75%	11,845	161.95 to 160.71	1,910,949	8.66%	13.96% to 13.85%
2011	0.65% to 0.75%	11,223	142.10 to 141.16	1,589,889	8.36%	3.14% to 3.03%
2010	0.65% to 0.75%	11,917	137.78 to 137.01	1,637,352	9.33%	12.43% to 12.32%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.60% to 0.75%	13,892	747.75 to 213.96	3,098,961	1.15%	0.15% to 0.00%
2012	0.60% to 0.75%	14,607	746.63 to 213.96	3,248,997	0.49%	16.53% to 16.36%
2011	0.60% to 0.75%	15,812	640.71 to 183.88	3,021,577	0.68%	-22.86% to -22.97%
2010	0.60% to 0.75%	18,214	830.53 to 238.72	4,718,938	0.07%	15.52% to 15.35%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.75%	966	112.91	109,068	0.55%	16.93%
2012	0.75%	1,069	96.56	103,219	0.93%	14.71%
2011	0.75%	942	84.17	79,291	0.84%	-15.83%	****
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.60% to 0.75%	2,077	1,203.93 to 118.84	265,877	0.16%	-8.46% to -8.60%
2010	0.60% to 0.75%	2,003	1,315.20 to 130.02	280,976	0.81%	14.80% to 14.63%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.60% to 0.75%	6,796	1,679.41 to 165.77	1,194,915	0.00%	-7.71% to -7.85%
2010	0.60% to 0.75%	6,860	1,819.78 to 179.90	1,306,644	0.00%	18.07% to 17.89%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.60% to 0.75%	20,576	1,541.64 to 152.40	4,737,197	7.71%	7.49% to 7.33%
2010	0.60% to 0.75%	22,637	1,434.15 to 141.99	4,550,582	3.79%	5.56% to 5.41%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.60% to 0.75%	39,908	$2,180.00 to $ 215.51	$10,827,660	1.06%	-26.20% to -26.31%
2010	0.60% to 0.75%	41,617	2,953.91 to 292.45	15,560,212	0.61%	26.11% to 25.92%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.60% to 0.75%	26,115	3,027.95 to 299.34	10,680,333	1.19%	-16.90% to -17.02%
2010	0.60% to 0.75%	29,000	3,643.56 to 360.73	13,941,416	0.35%	28.48% to 28.29%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.65% to 0.75%	14,305	117.27 to 116.60	1,671,671	1.23%	20.56% to 20.44%
2012	0.65% to 0.75%	15,670	97.27 to 96.82	1,520,326	0.58%	15.03% to 14.91%
2011	0.65% to 0.75%	18,179	84.56 to 84.25	1,534,049	1.31%	-9.95% to -10.04%
2010	0.65% to 0.75%	19,096	93.91 to 93.66	1,790,751	0.82%	13.30% to 13.18%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.60% to 0.75%	96,918	1,370.49 to 135.08	16,825,777	2.29%	20.70% to 20.51%
2012	0.60% to 0.75%	102,107	1,135.49 to 112.08	14,578,313	0.39%	16.53% to 16.36%
2011	0.60% to 0.75%	114,511	974.40 to 96.33	13,652,833	1.83%	-16.61% to -16.74%
2010	0.60% to 0.75%	122,147	1,168.55 to 115.69	17,400,156	2.35%	5.48% to 5.32%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.65% to 0.75%	1,926	122.27 to 122.06	235,407	8.61%	7.54% to 7.43%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.60% to 0.75%	487	1,218.29 to 121.52	433,178	9.24%	7.11% to 6.95%
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65% to 0.75%	12,162	28.22 to 28.09	342,112	8.77%	-2.51% to -2.61%
2010	0.65% to 0.75%	11,550	28.95 to 28.84	333,513	6.45%	13.94% to 13.83%
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.60% to 0.75%	1,404	387.71 to 38.27	95,377	12.44%	-2.92% to -3.07%
2010	0.60% to 0.75%	2,190	399.37 to 39.48	196,701	6.63%	14.13% to 13.96%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.75%	1	176.85	177	0.00%	29.20%
2012	0.75%	1	136.88	137	0.00%	14.75%
2011	0.75%	1	119.28	119	0.00%	-8.58%
2010	0.75%	2	130.48	261	0.00%	22.96%
2014	Contract owners equity:			$1,244,185,302
2013	Contract owners equity:			$1,278,124,928
2012	Contract owners equity:			$1,121,931,017
2011	Contract owners equity:			$1,102,530,041
2010	Contract owners equity:			$1,276,403,562

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.